RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 72.76%
383,467	Aberdeen Emerging Markets Equity Income Fund, Inc.	$3,037,059
124,211	BlackRock 2022 Global Income Opportunity Trust	5,242
167,620	Blackrock Capital Allocation Trust	3,260,209
196,520	Blackrock ESG Capital Allocation Trust	3,665,098
15,497	Blackrock Health Sciences Trust II	393,004
267,692	BlackRock Innovation & Growth Trust	3,892,242
36,840	Blackrock Science & Technology Trust	1,840,895
270,650	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3,169,311
103,401	Calamos Long/Short Equity & Dynamic Income Trust	2,014,251
2,286	Clough Global Equity Fund	30,038
5,256	Clough Global Opportunities Fund	55,924
36,205	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	870,730
126,500	First Trust Dynamic Europe Equity Income Fund	1,679,920
97,153	First Trust Energy Infrastructure Fund	1,315,452
65,362	First Trust MLP and Energy Income Fund	473,874
310,655	First Trust New Opportunities MLP & Energy Fund	1,699,283
197,991	GDL Fund	1,768,060
543,475	Invesco Senior Income Trust	2,353,247
11,123	LMP Capital and Income Fund, Inc.	169,070
36,238	Macquarie Global Infrastructure Total Return Fund, Inc.	874,604
23,728	Morgan Stanley Emerging Markets Debt Fund, Inc.	213,789
137,854	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	755,440
82,547	NexPoint Diversified Real Esta Trust	1,120,988
62,896	Nuveen Core Plus Impact Fund	1,150,997
439,479	Nuveen Credit Strategies Income Fund	2,852,219
90,705	Nuveen Municipal Value Fund, Inc.	941,518
103,864	Pershing Square Holdings Ltd.	4,268,810
30,153	PGIM Short Duration High Yield Opportunities Fund	555,720
23,999	PIMCO Dynamic Income Fund	621,806
52,333	PIMCO Dynamic Income Opportunities Fund	1,023,633
102,435	Special Opportunities Fund, Inc.	1,582,621
177,008	Sprott Focus Trust, Inc.	1,522,269
170,242	Sprott Physical Gold and Silver Trust(a)	3,020,093
36,757	Virtus AllianzGI Convertible & Income Fund	214,293
125,275	Western Asset Diversified Income Fund	2,293,785

TOTAL CLOSED-END FUNDS
(Cost $52,584,749)		54,705,494

BUSINESS DEVELOPMENT COMPANIES - 1.21%
203,777	First Eagle Alternative Capital BDC, Inc.	910,883

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $857,759)		910,883

COMMON STOCKS - 9.12%
13,110	Agba Acquisition, Ltd.(a)	144,603
3,099	Apollo Strategic Growth Capital II(a)	30,866
35,120	Ares Acquisition Corp.(a)	342,069
20,156	Austerlitz Acquisition Corp. I(a)	195,715
70,128	Austerlitz Acquisition Corp. II(a)	681,644
50,000	CC Neuberger Principal Holdings II, Class A(a)	495,000

Shares/Description		Value
40,000	CC Neuberger Principal Holdings III(a)	$395,200
40,405	Churchill Capital Corp. VI(a)	395,161
40,840	Churchill Capital Corp. VII(a)	401,457
900	Compute Health Acquisition Corp.(a)	8,946
56,000	Conx Corp., Class A(a)	549,920
42,000	Fortress Value Acquisition Corp. IV(a)	409,500
35,400	Gores Holdings VII, Inc.(a)	346,212
65,452	Jaws Mustang Acquisition Corp.(a)	638,157
20,514	Khosla Ventures Acquisition Co. III(a)	200,217
45,256	KKR Acquisition Holdings I Corp.(a)	440,793
21,212	Landcadia Holdings IV, Inc.(a)	206,393
12,447	Lazard Growth Acquisition Corp. I(a)	123,225
22,145	Longview Acquisition Corp. II(a)	217,907
10,753	Merida Merger Corp. I(a)	107,423
20,984	Spartan Acquisition Corp. III, Class A(a)	207,112
32,700	Tishman Speyer Innovation Corp. II(a)	318,825

TOTAL COMMON STOCKS
(Cost $6,819,617)		6,856,345

EXCHANGE TRADED FUNDS - 1.11%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	830,791

TOTAL EXCHANGE TRADED FUNDS
(Cost $682,207)		830,791

PREFERRED STOCKS - 0.53%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	396,183

TOTAL PREFERRED STOCKS
(Cost $378,879)		396,183

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 4.78%
United States - 4.78%
78,041	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	1,993,947
$1,580,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	1,600,552

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,549,485)				3,594,499

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS - 2.60%
$848,323	BlackRock Capital Investment Corp.	5.00%	06/15/2022	859,987
190,456	BlackRock TCP Capital Corp.	4.63%	03/01/2022	192,132
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	905,223

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,783,528)				1,957,342

Shares/Description		Value
Rights - 0.00%(a)(b)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 12/31/2049	2,189

Shares/Description		Value
20,487	Special Opportunities Fund, Inc., Strike Price 25.00, Expires 01/24/2022	$902

TOTAL RIGHTS
(Cost $2,960)		3,091

Warrants - 0.15%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	2,867
10,614	AgileThought, Inc., Strike Price 11.50, Expires 08/23/2026	7,005
7,024	Ares Acquisition Corp., Strike Price 11.50, Expires 12/31/2027	6,259
5,039	Austerlitz Acquisition Corp. I, Strike Price 11.50, Expires 02/19/2026	5,291
5,032	Austerlitz Acquisition Corp. II, Strike Price 11.50, Expires 12/31/2027	4,921
8,081	Churchill Capital Corp. VI, Strike Price 11.50, Expires 12/31/2027	8,283
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028	8,169
5,250	Fortress Value Acquisition Corp. IV, Strike Price 11.50, Expires 03/18/2028	4,410
7,314	Ginkgo Bioworks Holdings, Inc., Strike Price 11.50, Expires 12/31/2027	16,384
4,425	Gores Holdings VII, Inc., Strike Price 11.50, Expires 12/31/2027	6,062
3,290	Jasper Therapeutics, Inc., Strike Price 11.50, Expires 12/01/2026	4,836
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	10,416
5,064	KKR Acquisition Holdings I Corp., Strike Price 11.50, Expires 12/31/2027	5,057
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 05/12/2026	5,356
4,429	Longview Acquisition Corp. II, Strike Price 11.50, Expires 05/10/2026	3,764
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	5,699
6,540	Tishman Speyer Innovation Corp. II, Strike Price 11.50, Expires 12/31/2027	5,043

TOTAL WARRANTS
(Cost $122,819)		109,822

Short-Term Investments - 17.11%
Money Market Fund - 17.11%
12,863,254 State Street Institutional Trust (7 Day Yield 0.01%)	12,863,254

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,863,254)	12,863,254

TOTAL INVESTMENTS - 109.37%
(Cost $79,645,257)	$82,227,704
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.37)%	(7,043,004)
NET ASSETS - 100.00%	$75,184,700

(a)	Non-income producing security.
(b)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

Ye

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 12.10%
584,997	AllianceBernstein Global High Income Fund, Inc.	$7,096,014
250,890	Barings Global Short Duration High Yield Fund	4,350,433
164,823	BlackRock Floating Rate Income Strategies Fund, Inc.	2,213,573
990,397	Blackstone Strategic Credit Fund	13,360,455
1,320,021	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	15,457,446
956,865	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	23,012,603
554,519	Invesco Dynamic Credit Opportunity Fund	6,903,761
2,445,594	Invesco Senior Income Trust	10,589,422
326,698	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,943,549
1,449,660	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,944,137
680,857	Nuveen Core Plus Impact Fund	12,459,683
3,081,522	Nuveen Credit Strategies Income Fund	19,999,078
722,194	Nuveen Floating Rate Income Opportunity Fund	7,315,825
54,373	Nuveen Global High Income Fund	863,443
721,262	Nuveen Senior Income Fund	4,255,446
787,102	PGIM Global High Yield Fund, Inc.	11,877,369
608,552	PGIM High Yield Bond Fund, Inc.	9,767,260
564,348	PGIM Short Duration High Yield Opportunities Fund	10,400,934
301,687	PIMCO Dynamic Income Fund	7,816,710
799,151	PIMCO Dynamic Income Opportunities Fund	15,631,394
624,128	Templeton Emerging Markets Income Fund	4,549,893
1,784,057	Virtus AllianzGI Convertible & Income Fund	10,401,052
331,750	Virtus AllianzGI Diversified Income & Convertible Fund(a)	8,930,710
847,810	Western Asset Diversified Income Fund	15,523,401
163,424	Western Asset Emerging Markets Debt Fund, Inc.	2,091,827
2,962,466	Western Asset High Income Opportunity Fund, Inc.	15,404,823

TOTAL CLOSED-END FUNDS
(Cost $241,624,423)		251,160,241

BUSINESS DEVELOPMENT COMPANIES - 0.55%
950,753	Barings BDC, Inc.	10,477,298
47,627	Solar Capital, Ltd.	877,766

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $10,683,353)		11,355,064

COMMON STOCKS - 7.65%
1,147,300	Apollo Strategic Growth Capital(b)	11,323,851
975,000	Apollo Strategic Growth Capital II(b)	9,535,500
1,270,200	Ares Acquisition Corp.(b)	12,371,748
224,002	Austerlitz Acquisition Corp. I(b)	2,175,059
1,362,554	Austerlitz Acquisition Corp. II(b)	13,244,025
25,534	BlackRock TCP Capital Corp.	344,964
125,000	Bridgetown Holdings, Ltd.(b)	1,227,500
1,160,000	CC Neuberger Principal Holdings II, Class A(b)	11,484,000
229,800	CC Neuberger Principal Holdings III(b)	2,270,424
467,400	Churchill Capital Corp. V(b)	4,599,216
900,000	Churchill Capital Corp. VI(b)	8,802,000
880,000	Churchill Capital Corp. VII(b)	8,650,400
750,000	Compute Health Acquisition Corp.(b)	7,297,500
473,151	Conx Corp., Class A(b)	4,646,343

Shares/Description		Value
350,000	Far Peak Acquisition Corp.(b)	$3,521,000
459,244	Fortress Value Acquisition Corp. IV(b)	4,477,629
12,164	Frontera Energy Corp.(b)	99,015
220,000	FTAC Hera Acquisition Corp.(b)	2,149,400
267,297	Gores Holdings VII, Inc.(b)	2,614,165
52,500	Gores Technology Partners II, Inc.(b)	519,750
1,234,046	Jaws Mustang Acquisition Corp.(b)	12,031,949
484,160	KKR Acquisition Holdings I Corp.(b)	4,715,718
400,000	Landcadia Holdings IV, Inc.(b)	3,892,000
590,000	Lazard Growth Acquisition Corp. I(b)	5,740,700
31,580	McDermott International, Ltd.(b)	12,948
75,000	MSD Acquisition Corp.(b)	741,750
259,482	Pershing Square Tontine Holdings, Ltd.(b)	5,116,985
275,000	RedBall Acquisition Corp.(b)	2,728,000
625,000	Social Capital Hedosophia Holdings Corp. VI(b)	6,368,750
250,000	SVF Investment Corp.(b)	2,510,000
350,000	Trebia Acquisition Corp.(b)	3,486,000

TOTAL COMMON STOCKS
(Cost $159,878,200)		158,698,289

OPEN-END FUNDS - 1.59%
3,468,880	RiverNorth/Oaktree High Income Fund, Class I(c)	32,911,690

TOTAL OPEN-END FUNDS
(Cost $33,715,728)		32,911,690

PREFERRED STOCKS - 0.01%
267,191	Riverbed Tech Pref A, 1.500%, 11/17/2028(b)	191,042

TOTAL PREFERRED STOCKS
(Cost $188,615)		191,042

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.68%
United States - 0.68%
246,313	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	6,293,297
32,069	Oxford Square Capital Corp.	6.50%	03/30/2024	811,025
49,593	Oxford Square Capital Corp.	6.25%	04/30/2026	1,260,654
$5,770,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	5,845,054

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $13,948,945)				14,210,030

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.31%
Argentina - 0.07%
$150,000	AES Argentina Generacion SA(d)	7.75%	02/02/2024	127,709
600,000	Banco Macro SA(d)(e)	6.75%	11/04/2026	500,880
150,000	Pampa Energia SA(f)	9.13%	04/15/2029	132,778
450,000	Pampa Energia SA(d)	9.13%	04/15/2029	398,336
575,629	Stoneway Capital Corp.(d)(g)	10.00%	03/01/2027	180,609
150,000	Telecom Argentina SA(d)	8.00%	07/18/2026	143,143
				1,483,455

Principal Amount/Description		Rate	Maturity	Value
Australia - 0.31%
$1,000,000	APT Pipelines, Ltd.(f)	4.25%	07/15/2027	$1,101,600
990,000	Australia & New Zealand Banking Group, Ltd.(e)(f)	5Y US TI + 1.70%	11/25/2035	949,085
675,000	Commonwealth Bank of Australia(f)	4.32%	01/10/2048	789,257
180,000	Macquarie Group, Ltd.(e)(f)	1D US SOFR + 0.91%	09/23/2027	176,476
995,000	Macquarie Group, Ltd.(e)(f)	1D US SOFR + 1.532%	01/14/2033	992,806
475,000	National Australia Bank, Ltd.(f)	2.99%	05/21/2031	476,879
340,000	NBN Co., Ltd.(f)	1.45%	05/05/2026	335,164
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.38%	04/30/2025	524,248
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.63%	04/28/2026	530,435
460,000	Westpac Banking Corp.(e)	5Y US TI + 1.53%	11/18/2036	455,226
				6,331,176
Bermuda - 0.02%
300,000	Investment Energy Resources, Ltd.(f)	6.25%	04/26/2029	322,566

Brazil - 0.09%
800,000	Banco do Brasil SA(a)(e)	6.25%	Perpetual Maturity	795,784
200,000	Banco do Estado do Rio Grande do Sul SA(e)(f)	5Y US TI + 4.93%	01/28/2031	194,712
950,000	Oi SA(h)	10.00% (4.00%)	07/27/2025	834,694
				1,825,190
British Virgin Islands - 0.03%
550,000	TSMC Global, Ltd.(f)	1.25%	04/23/2026	539,272

Canada - 0.41%
530,000	Bank of Montreal(e)	3.80%	12/15/2032	568,911
270,000	CCL Industries, Inc.(f)	3.05%	06/01/2030	279,596
245,000	CI Financial Corp.	4.10%	06/15/2051	266,137
220,000	Eldorado Gold Corp.(f)	6.25%	09/01/2029	224,026
350,000	Enbridge, Inc.	3.40%	08/01/2051	355,642
850,000	Frontera Energy Corp.(f)	7.88%	06/21/2028	797,122
225,000	Garda World Security Corp.(f)	6.00%	06/01/2029	215,191
600,000	Gran Tierra Energy, Inc.(f)	7.75%	05/23/2027	545,850
400,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/2027	363,900
160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	5.00%	12/31/2026	158,226
1,430,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	7.00%	12/31/2027	1,350,192
205,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	209,085
160,000	MEG Energy Corp.(f)	7.13%	02/01/2027	170,629
25,000	MEG Energy Corp.(f)	5.88%	02/01/2029	26,209
745,000	Nutrien, Ltd.	4.20%	04/01/2029	841,200
155,000	Parkland Corp.(f)	4.50%	10/01/2029	155,377
420,000	Superior Plus LP / Superior General Partner, Inc.(f)	4.50%	03/15/2029	432,314
240,000	Telesat Canada / Telesat LLC(f)	5.63%	12/06/2026	225,634
372,000	Tervita Corp.(f)	11.00%	12/01/2025	429,180
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	837,047
				8,451,468
Cayman Islands - 0.24%
400,000	Banco do Brasil SA(a)(e)	10Y US TI + 6.362%	Perpetual Maturity	427,092

Principal Amount/Description		Rate	Maturity	Value
$200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	7.50%	Perpetual Maturity	$213,083
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	10Y US TI + 5.034%	Perpetual Maturity	199,400
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	7.63%	Perpetual Maturity	214,980
300,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)	10Y US TI + 5.47%	Perpetual Maturity	319,625
500,000	CK Hutchison Capital Securities 17, Ltd.(a)(d)(e)	4.00%	Perpetual Maturity	504,446
166,440	Global Aircraft Leasing Co., Ltd.(f)(h)	6.50% (7.25%)	09/15/2024	160,800
624,000	Gran Tierra Energy International Holdings, Ltd.(d)	6.25%	02/15/2025	569,238
494,217	Interoceanica IV Finance, Ltd.(i)	0.00%	11/30/2025	464,873
200,000	Itau Unibanco Holding SA Island(a)(e)(f)	4.63%	Perpetual Maturity	187,705
400,000	Itau Unibanco Holding SA Island(d)(e)	5Y US TI + 3.88%	04/15/2031	384,610
200,000	Itau Unibanco Holding SA Island(a)(d)(e)	5Y US TI + 6.13%	Perpetual Maturity	201,558
600,000	Itau Unibanco Holding SA Island(a)(d)(e)	5Y US TI + 4.63%	Perpetual Maturity	563,115
150,100	Lima Metro Line 2 Finance, Ltd.(f)	5.88%	07/05/2034	172,732
200,000	SA Global Sukuk, Ltd.(f)	2.69%	06/17/2031	201,546
260,000	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	251,495
				5,036,298
Chile - 0.31%
600,000	AES Andes SA(e)(f)	6.35%	10/07/2079	611,718
500,000	AES Andes SA(e)	7.13%	03/26/2079	518,202
400,000	AES Andes SA(d)(e)	6.35%	10/07/2079	407,812
200,000	Antofagasta PLC(d)	2.38%	10/14/2030	190,287
200,000	CAP SA(f)	3.90%	04/27/2031	188,197
700,000	CAP SA(d)	3.90%	04/27/2031	658,690
900,000	Empresa de Transporte de Pasajeros Metro SA(f)	5.00%	01/25/2047	1,049,783
316,960	Empresa Electrica Cochrane SpA(d)	5.50%	05/14/2027	317,676
600,000	Geopark, Ltd.(d)	6.50%	09/21/2024	615,702
423,540	GNL Quintero SA(d)	4.63%	07/31/2029	450,140
1,000,000	Guacolda Energia SA(d)	4.56%	04/30/2025	336,250
750,000	Transelec SA(d)	3.88%	01/12/2029	802,339
200,000	VTR Finance NV(d)	6.38%	07/15/2028	208,292
				6,355,088
China - 0.09%
300,000	Agile Group Holdings, Ltd.(a)	7.88%	Perpetual Maturity	144,075
495,000	Agile Group Holdings, Ltd.(a)(e)	7.75%	Perpetual Maturity	237,724
200,000	Agile Group Holdings, Ltd.(a)(e)	6.88%	Perpetual Maturity	96,000
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	139,000
700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	441,000
200,000	Logan Group Co., Ltd.(a)(e)	5Y US TI + 6.00%	Perpetual Maturity	173,500
400,000	Ronshine China Holdings, Ltd.	7.35%	12/15/2023	152,000
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	228,000
350,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	103,250
600,000	Yuzhou Group Holdings Co., Ltd.	7.38%	01/13/2026	174,000
				1,888,549

Principal Amount/Description		Rate	Maturity	Value
Colombia - 0.29%
$19,062	Alpha Capital SAS / AlphaDebit S.A. de C.V(f)(h)	10.00% (0.00%)	02/01/2022	$19,062
450,000	Banco Davivienda SA(a)(e)(f)	10Y US TI + 5.10%	Perpetual Maturity	457,382
650,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 6.66%	04/16/2031	647,663
391,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 4.56%	04/03/2027	389,096
350,000	Credivalores-Crediservicios SAS(f)	8.88%	02/07/2025	259,913
200,000	Credivalores-Crediservicios SAS(d)	9.75%	07/27/2022	192,819
400,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/2025	297,044
100,000	Ecopetrol SA	4.63%	11/02/2031	97,401
950,000	Ecopetrol SA	5.88%	05/28/2045	910,067
600,000	Ecopetrol SA	5.88%	11/02/2051	563,082
400,000	Empresas Publicas de Medellin ESP(d)	4.25%	07/18/2029	380,106
700,000	Empresas Publicas de Medellin ESP(d)	4.38%	02/15/2031	659,162
150,000	Gilex Holding SARL(f)	8.50%	05/02/2023	152,475
750,000	Gilex Holding SARL	8.50%	05/02/2023	762,375
200,000	Oleoducto Central SA(d)	4.00%	07/14/2027	199,100
				5,986,747
Cyprus - 0.03%
600,000	Interpipe Holdings PLC(f)	8.38%	05/13/2026	543,300

France - 0.05%
725,000	BNP Paribas SA(e)(f)	1D SOFR + 1.51%	01/13/2031	746,564
340,000	BPCE SA(f)	1.00%	01/20/2026	329,185
				1,075,749
Great Britain - 0.26%
710,000	Anglo American Capital PLC(f)	4.50%	03/15/2028	783,161
765,000	Barclays PLC(e)	3M US L + 1.38%	05/16/2024	774,687
930,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	956,054
730,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	780,238
535,000	NatWest Markets PLC(f)	0.80%	08/12/2024	526,462
500,000	Tullow Oil PLC(f)	10.25%	05/15/2026	505,847
450,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	419,938
200,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/2026	186,639
480,000	Weir Group PLC(f)	2.20%	05/13/2026	473,772
				5,406,798
Hong Kong - 0.06%
200,000	Bangkok Bank PCL(a)(e)	5Y US TI + 4.73%	Perpetual Maturity	207,806
200,000	Kasikornbank PCL(a)(e)	5Y US TI + 4.94%	Perpetual Maturity	209,929
400,000	RKP Overseas Finance, Ltd.(a)	7.75%	Perpetual Maturity	341,762
600,000	RKP Overseas Finance, Ltd.(a)	7.95%	Perpetual Maturity	518,655
				1,278,152
India - 0.10%
392,000	Adani International Container Terminal Pvt, Ltd.(d)	3.00%	02/16/2031	378,053
200,000	Adani Ports & Special Economic Zone, Ltd.(d)	4.38%	07/03/2029	208,869
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	476,610
400,000	Reliance Industries, Ltd.(d)	5.40%	02/14/2022	401,849
200,000	UltraTech Cement, Ltd.(d)	2.80%	02/16/2031	193,300

Principal Amount/Description		Rate	Maturity	Value
$400,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	$348,500
				2,007,181
Indonesia - 0.04%
500,000	ABM Investama Tbk PT(f)	9.50%	08/05/2026	477,598
300,000	Pertamina Persero PT(d)	4.15%	02/25/2060	302,353
				779,951
Ireland - 0.12%
895,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.40%	10/29/2033	912,329
390,000	Aptiv PLC	3.10%	12/01/2051	372,187
575,000	Avolon Holdings Funding, Ltd.(f)	3.25%	02/15/2027	579,428
515,000	GE Capital International Funding Co. Unlimited Co	4.42%	11/15/2035	615,426
				2,479,370
Israel - 0.05%
900,000	Israel Electric Corp., Ltd.(f)	5.00%	11/12/2024	977,737

Jamaica - 0.00%(j)
66,295	Digicel Group Holdings, Ltd.(f)(h)	8.00% (8.00%)	04/01/2025	61,478

Japan - 0.08%
770,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/2025	766,369
880,000	Renesas Electronics Corp.(f)	2.17%	11/25/2026	877,569
				1,643,938
Luxembourg - 0.06%
150,000	Atento Luxco 1 SA(f)	8.00%	02/10/2026	160,408
135,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(f)	6.13%	04/01/2029	132,567
305,000	EverArc Escrow Sarl(f)	5.00%	10/30/2029	305,685
400,000	FS Luxembourg SARL(f)	10.00%	12/15/2025	438,994
270,000	Millicom International Cellular SA(d)	6.25%	03/25/2029	293,980
				1,331,634
Malaysia - 0.05%
800,000	Petronas Capital, Ltd.(f)	2.48%	01/28/2032	803,623
200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	208,970
				1,012,593
Mexico - 0.29%
700,000	Alpha Holding SA de CV(f)	9.00%	02/10/2025	103,859
200,000	Alpha Holding SA de CV	9.00%	02/10/2025	29,674
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)(e)	8.50%	Perpetual Maturity	502,250
800,000	Braskem Idesa SAPI(f)	6.99%	02/20/2032	804,320
500,000	Credito Real SAB de CV SOFOM ER(d)	9.50%	02/07/2026	323,650
950,000	Credito Real SAB de CV SOFOM ER(a)(d)(e)	9.13%	Perpetual Maturity	459,719
800,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	717,108
200,000	Mexarrend SAPI de CV(d)	10.25%	07/24/2024	179,277
700,000	Operadora de Servicios Mega SA de CV Sofom ER(f)	8.25%	02/11/2025	651,718
750,000	Petroleos Mexicanos	6.38%	01/23/2045	652,714
700,000	Petroleos Mexicanos	6.75%	09/21/2047	622,632
200,000	TV Azteca SAB de CV(g)	8.25%	08/09/2024	136,752
200,000	Unifin Financiera SAB de CV(d)	7.38%	02/12/2026	166,772
1,200,000	Unifin Financiera SAB de CV(a)(d)(e)	8.88%	Perpetual Maturity	711,198
				6,061,643

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 0.27%
$400,000	Equate Petrochemical BV(d)	2.63%	04/28/2028	$401,500
650,000	Jababeka International BV(d)	6.50%	10/05/2023	610,442
800,000	Metinvest BV(d)	7.75%	10/17/2029	793,256
200,000	Minejesa Capital BV	4.63%	08/10/2030	206,152
1,200,000	Minejesa Capital BV	5.63%	08/10/2037	1,255,812
500,000	NGD Holdings BV	6.75%	12/31/2026	458,750
420,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(f)	3.88%	06/18/2026	453,748
600,000	Petrobras Global Finance BV	6.90%	03/19/2049	639,909
200,000	Petrobras Global Finance BV	6.75%	06/03/2050	209,531
700,000	Petrobras Global Finance BV	5.50%	06/10/2051	650,632
				5,679,732
Panama - 0.07%
400,000	Banco General SA(a)(e)(f)	10Y US TI + 3.67%	Perpetual Maturity	405,602
200,000	Multibank, Inc.(d)	4.38%	11/09/2022	203,963
673,342	UEP Penonome II SA(f)	6.50%	10/01/2038	705,892
192,383	UEP Penonome II SA(d)	6.50%	10/01/2038	201,683
				1,517,140
Paraguay - 0.03%
700,000	Frigorifico Concepcion SA(f)	7.70%	07/21/2028	706,265

Peru - 0.22%
400,000	Banco de Credito del Peru(d)(e)	5Y US TI + 3.13%	07/01/2030	395,666
750,000	Banco Internacional del Peru SAA Interbank(e)	1Y US TI + 3.71%	07/08/2030	746,224
300,000	Camposol SA(f)	6.00%	02/03/2027	311,584
400,000	Camposol SA(d)	6.00%	02/03/2027	415,446
500,000	Cia de Minas Buenaventura SAA(f)	5.50%	07/23/2026	488,515
862,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru(d)	6.38%	06/01/2028	872,977
700,000	Inkia Energy, Ltd.(d)	5.88%	11/09/2027	718,491
800,000	Peru LNG Srl(d)	5.38%	03/22/2030	693,248
				4,642,151
Qatar - 0.03%
700,000	Qatar Energy(d)	2.25%	07/12/2031	695,169

Singapore - 0.32%
715,000	BOC Aviation, Ltd.(e)(f)	3M US L + 1.13%	09/26/2023	717,324
200,000	DBS Group Holdings, Ltd.(e)	5Y US TI + 1.82%	03/10/2031	197,859
200,000	DBS Group Holdings, Ltd.(a)(e)	5Y US TI + 1.92%	Perpetual Maturity	203,842
500,000	Medco Laurel Tree Pte, Ltd.(f)	6.95%	11/12/2028	495,956
200,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	209,740
700,000	Oversea-Chinese Banking Corp., Ltd.(e)(f)	5Y US TI + 1.58%	09/10/2030	694,974
700,000	PSA Treasury Pte, Ltd.	2.25%	04/30/2030	715,269
200,000	PSA Treasury Pte, Ltd.	2.13%	09/05/2029	202,259
600,000	Singtel Group Treasury	1.88%	06/10/2030	591,322
350,000	Temasek Financial I, Ltd.(f)	1.00%	10/06/2030	325,581
250,000	Temasek Financial I, Ltd.(d)	1.00%	10/06/2030	232,557
500,000	Temasek Financial I, Ltd.(d)	1.63%	08/02/2031	484,853
400,000	Theta Capital Pte, Ltd.	8.13%	01/22/2025	422,162
500,000	Theta Capital Pte, Ltd.	6.75%	10/31/2026	504,109
700,000	United Overseas Bank, Ltd.(e)	5Y US TI + 1.75%	03/16/2031	690,998
				6,688,805

Principal Amount/Description		Rate	Maturity	Value
South Korea - 0.15%
$200,000	Korea East-West Power Co., Ltd.(f)	1.75%	05/06/2025	$201,624
400,000	Korea East-West Power Co., Ltd.	1.75%	05/06/2025	403,248
500,000	Korea Electric Power Corp.(d)	1.13%	06/15/2025	494,102
400,000	Korea Hydro & Nuclear Power Co., Ltd.(f)	1.25%	04/27/2026	393,074
400,000	KT Corp.	1.00%	09/01/2025	392,436
200,000	KT Corp.	1.38%	01/21/2027	195,548
200,000	KT Corp.(d)	2.50%	07/18/2026	206,920
200,000	LG Chem, Ltd.(f)	2.38%	07/07/2031	196,936
200,000	NongHyup Bank(f)	1.25%	07/20/2025	198,186
200,000	POSCO	2.38%	01/17/2023	202,271
200,000	Shinhan Financial Group Co., Ltd.(a)(e)(f)	5Y US TI + 2.06%	Perpetual Maturity	197,685
				3,082,030
Spain - 0.06%
500,000	AES Andres BV(f)	5.70%	05/04/2028	509,460
250,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	242,226
550,000	AI Candelaria Spain SA(d)	5.75%	06/15/2033	532,898
				1,284,584
Switzerland - 0.04%
865,000	Credit Suisse Group AG(e)(f)	1D US SOFR + 0.98%	02/02/2027	836,595

Thailand - 0.01%
200,000	PTTEP Treasury Center Co., Ltd.(f)	2.59%	06/10/2027	204,089

Trinidad and Tobago - 0.01%
200,000	Telecommunications Services of Trinidad & Tobago, Ltd.(d)	8.88%	10/18/2029	213,111

United Arab Emirates - 0.05%
300,000	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.16%	03/31/2034	294,746
500,000	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.63%	03/31/2036	489,749
300,000	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.94%	09/30/2040	299,292
				1,083,787
TOTAL FOREIGN CORPORATE BONDS
(Cost $93,943,345)				89,512,791

U.S. CORPORATE BONDS - 6.95%
Advertising - 0.02%
130,000	Clear Channel Outdoor Holdings, Inc.(f)	7.50%	06/01/2029	138,999
250,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	340,194
				479,193
Aerospace/Defense - 0.16%
445,000	Boeing Co.	2.95%	02/01/2030	453,872
205,000	Boeing Co.	3.75%	02/01/2050	213,632
525,000	Northrop Grumman Corp.	5.15%	05/01/2040	682,561
180,000	Raytheon Technologies Corp.	3.03%	03/15/2052	181,258
220,000	TransDigm, Inc.(f)	6.25%	03/15/2026	228,941
135,000	TransDigm, Inc.	5.50%	11/15/2027	139,290
1,115,000	Triumph Group, Inc.(f)	6.25%	09/15/2024	1,123,190
280,000	Triumph Group, Inc.	7.75%	08/15/2025	278,191
				3,300,935

Principal Amount/Description		Rate	Maturity	Value
Agriculture - 0.08%
$890,000	BAT Capital Corp.	3.46%	09/06/2029	$923,204
420,000	Bunge, Ltd. Finance Corp.	2.75%	05/14/2031	426,704
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	276,991
				1,626,899
Airlines - 0.13%
1,000,000	American Airlines 2021-1 Class B Pass Through Trust	3.95%	07/11/2030	990,918
660,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.75%	04/20/2029	706,698
425,000	Southwest Airlines Co.	4.75%	05/04/2023	445,221
210,069	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	208,099
355,000	United Airlines, Inc.(f)	4.63%	04/15/2029	366,832
				2,717,768
Auto Manufacturers - 0.13%
240,000	Ford Motor Co.	3.25%	02/12/2032	246,240
650,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.24%	02/15/2023	648,971
455,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	454,098
705,000	Hyundai Capital America(f)	2.65%	02/10/2025	723,008
165,000	Hyundai Capital America(f)	1.80%	10/15/2025	164,244
355,000	Volkswagen Group of America Finance LLC(f)	4.25%	11/13/2023	375,044
				2,611,605
Auto Parts & Equipment - 0.14%
220,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	216,157
94,000	Clarios Global LP / Clarios US Finance Co.(f)	6.25%	05/15/2026	98,466
1,115,000	Dealer Tire LLC / DT Issuer LLC(f)	8.00%	02/01/2028	1,162,204
200,000	Goodyear Tire & Rubber Co.(f)	5.25%	07/15/2031	217,440
1,179,000	Wheel Pros, Inc.(f)	6.50%	05/15/2029	1,133,496
				2,827,763
Banks - 0.30%
305,000	Bank of America Corp.(e)	1D US SOFR + 1.21%	10/20/2032	306,687
800,000	Bank of America Corp.(e)	5Y US TI + 2.48%	09/21/2036	775,781
965,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	975,742
455,000	Deutsche Bank AG(e)	1D US SOFR + 1.219%	11/16/2027	455,065
995,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	1,015,633
315,000	Goldman Sachs Group, Inc.(e)	1D US SOFR + 0.82%	09/10/2027	315,610
320,000	JPMorgan Chase & Co.(e)	1D SOFR + 1.02%	06/01/2029	317,571
500,000	JPMorgan Chase & Co.(e)	1D US SOFR + 2.04%	04/22/2031	505,908
810,000	Morgan Stanley(e)	1D SOFR + 2.48%	09/16/2036	780,845
370,000	Wells Fargo & Co.(e)	3M US L + 1.17%	06/17/2027	390,288
390,000	Wells Fargo & Co.(e)	1D US SOFR + 1.43%	10/30/2030	405,845
				6,244,975
Beverages - 0.17%
785,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	962,001
250,000	Constellation Brands, Inc.	3.15%	08/01/2029	263,943
135,000	Constellation Brands, Inc.	2.88%	05/01/2030	138,700
400,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	444,141

Principal Amount/Description		Rate	Maturity	Value
$150,000	Primo Water Holdings, Inc.(f)	4.38%	04/30/2029	$148,746
1,555,000	Triton Water Holdings, Inc.(f)	6.25%	04/01/2029	1,493,593
				3,451,124
Biotechnology - 0.04%
340,000	Illumina, Inc.	0.55%	03/23/2023	338,374
425,000	Royalty Pharma PLC	3.30%	09/02/2040	424,553
				762,927
Building Materials - 0.05%
460,000	Carrier Global Corp.	3.38%	04/05/2040	481,606
130,000	Griffon Corp.	5.75%	03/01/2028	135,278
375,000	Owens Corning	4.40%	01/30/2048	440,252
				1,057,136
Chemicals - 0.10%
140,000	CVR Partners LP / CVR Nitrogen Finance Corp.(f)	6.13%	06/15/2028	147,906
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	832,911
215,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.(f)	4.25%	12/15/2025	222,818
180,000	Sherwin-Williams Co.	2.90%	03/15/2052	176,239
230,000	Unifrax Escrow Issuer Corp.(f)	5.25%	09/30/2028	232,921
130,000	Unifrax Escrow Issuer Corp.(f)	7.50%	09/30/2029	131,485
290,000	WR Grace Holdings LLC(f)	5.63%	08/15/2029	297,613
				2,041,893
Coal - 0.01%
47,492	Peabody Energy Corp.(f)(h)	8.50% (8.50%)	12/31/2024	45,279
180,000	SunCoke Energy, Inc.(f)	4.88%	06/30/2029	179,371
				224,650
Commercial Services - 0.10%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	94,543
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	9.75%	07/15/2027	187,178
300,000	Metis Merger Sub LLC(f)	6.50%	05/15/2029	295,079
120,000	NESCO Holdings II, Inc.(f)	5.50%	04/15/2029	124,113
410,000	PECF USS Intermediate Holding III Corp.(f)	8.00%	11/15/2029	425,186
335,000	Sabre GLBL, Inc.(f)	7.38%	09/01/2025	350,531
175,000	Triton Container International, Ltd.(f)	1.15%	06/07/2024	172,600
510,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	536,619
				2,185,849
Computers - 0.08%
700,000	Austin BidCo, Inc.(f)	7.13%	12/15/2028	723,744
460,000	Fortinet, Inc.	1.00%	03/15/2026	446,014
405,000	NetApp, Inc.	1.88%	06/22/2025	408,383
				1,578,141
Containers and Packaging - 0.02%
400,000	Packaging Corp. of America	3.40%	12/15/2027	431,425

Cosmetics/Personal Care - 0.01%
125,000	Coty, Inc.(f)	6.50%	04/15/2026	129,066
130,000	Coty, Inc.(f)	5.00%	04/15/2026	134,086
				263,152

Principal Amount/Description		Rate	Maturity	Value
Distribution/Wholesale - 0.01%
$193,000	Wolverine Escrow LLC(f)	9.00%	11/15/2026	$183,565

Diversified Financial Services - 0.31%
270,000	Air Lease Corp.	1.88%	08/15/2026	265,808
835,000	Air Methods Corp.(f)	8.00%	05/15/2025	715,837
440,000	Aircastle, Ltd.(f)	2.85%	01/26/2028	442,864
735,000	Aviation Capital Group LLC(f)	1.95%	09/20/2026	714,656
240,000	Blackstone Private Credit Fund(f)	2.63%	12/15/2026	234,117
1,055,000	Discover Financial Services	4.10%	02/09/2027	1,144,323
385,000	Nationstar Mortgage Holdings, Inc.(f)	5.75%	11/15/2031	383,616
95,000	Navient Corp.	5.00%	03/15/2027	96,983
120,000	NFP Corp.(f)	6.88%	08/15/2028	120,526
245,000	OneMain Finance Corp.	6.63%	01/15/2028	274,749
305,000	PennyMac Financial Services, Inc.(f)	4.25%	02/15/2029	293,689
740,000	Synchrony Financial	3.95%	12/01/2027	795,259
925,000	Western Union Co.	2.75%	03/15/2031	911,607
				6,394,034
Electric - 0.48%
155,000	Calpine Corp.(f)	5.13%	03/15/2028	157,601
35,000	Calpine Corp.(f)	4.63%	02/01/2029	34,572
580,000	Duke Energy Corp.	3.95%	08/15/2047	642,565
175,000	Entergy Corp.	2.80%	06/15/2030	178,295
475,000	Eversource Energy	1.65%	08/15/2030	444,662
1,000,000	Exelon Corp.	4.05%	04/15/2030	1,112,238
420,000	Georgia Power Co.	2.20%	09/15/2024	430,066
760,000	Georgia Power Co.	3.25%	03/15/2051	764,124
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,160,790
275,000	Monongahela Power Co.(f)	5.40%	12/15/2043	355,670
300,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	325,231
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	746,358
215,000	NRG Energy, Inc.(f)	2.00%	12/02/2025	216,581
215,000	NRG Energy, Inc.(f)	3.63%	02/15/2031	209,993
640,000	Pacific Gas and Electric Co.	1.37%	03/10/2023	636,173
465,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	443,485
450,000	Pike Corp.(f)	5.50%	09/01/2028	451,665
270,000	Southern Co.(e)	5Y US TI + 2.915%	09/15/2051	270,675
235,000	Southwestern Electric Power Co.	3.25%	11/01/2051	233,579
1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	1,078,020
				9,892,343
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(f)	4.75%	06/15/2028	178,986

Electronics - 0.03%
365,000	Arrow Electronics, Inc.	3.88%	01/12/2028	395,564
185,000	Vontier Corp.(f)	2.40%	04/01/2028	179,065
				574,629
Engineering & Construction - 0.01%
265,000	Artera Services LLC(f)	9.03%	12/04/2025	280,648

Entertainment - 0.17%
700,000	Boyne USA, Inc.(f)	4.75%	05/15/2029	722,200
145,000	Caesars Entertainment, Inc.(f)	4.63%	10/15/2029	145,304
665,000	Cedar Fair LP	5.25%	07/15/2029	682,626
135,000	Lions Gate Capital Holdings LLC(f)	5.50%	04/15/2029	137,602

Principal Amount/Description		Rate	Maturity	Value
$150,000	Live Nation Entertainment, Inc.(f)	6.50%	05/15/2027	$164,243
235,000	Live Nation Entertainment, Inc.(f)	4.75%	10/15/2027	241,815
130,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	130,848
660,000	Premier Entertainment Sub LLC(f)	5.63%	09/01/2029	655,773
570,000	Premier Entertainment Sub LLC(f)	5.88%	09/01/2031	572,850
135,000	Scientific Games International, Inc.(f)	7.25%	11/15/2029	150,748
				3,604,009
Environmental Control - 0.02%
180,000	Madison IAQ LLC(f)	4.13%	06/30/2028	180,715
145,000	Madison IAQ LLC(f)	5.88%	06/30/2029	145,222
				325,937
Food - 0.15%
255,000	Flowers Foods, Inc.	2.40%	03/15/2031	251,691
55,000	Kraft Heinz Foods Co.	5.00%	07/15/2035	67,393
205,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	261,258
160,000	Performance Food Group, Inc.(f)	5.50%	10/15/2027	167,162
140,000	Performance Food Group, Inc.(f)	4.25%	08/01/2029	139,115
180,000	Post Holdings, Inc.(f)	4.63%	04/15/2030	183,656
754,000	Smithfield Foods, Inc.(f)	4.25%	02/01/2027	810,381
690,000	Sysco Corp.	3.30%	02/15/2050	700,708
270,000	United Natural Foods, Inc.(f)	6.75%	10/15/2028	289,514
295,000	US Foods, Inc.(f)	4.63%	06/01/2030	298,776
				3,169,654
Food Service - 0.03%
585,000	TKC Holdings, Inc.(f)	10.50%	05/15/2029	632,631

Forest Products&Paper - 0.01%
280,000	Glatfelter Corp.(f)	4.75%	11/15/2029	289,164

Healthcare-Products - 0.06%
210,000	Mozart Debt Merger Sub, Inc.(f)	5.25%	10/01/2029	213,301
120,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(f)	7.25%	02/01/2028	129,177
885,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	884,499
				1,226,977
Healthcare-Services - 0.23%
390,000	Anthem, Inc.	2.38%	01/15/2025	402,423
85,000	Centene Corp.	3.00%	10/15/2030	86,550
775,000	Centene Corp.	2.50%	03/01/2031	755,765
155,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	165,514
705,000	CHS/Community Health Systems, Inc.(f)	6.88%	04/15/2029	719,297
370,000	HCA, Inc.	4.13%	06/15/2029	407,530
260,000	Health Care Service Corp. A Mutual Legal Reserve Co.(f)	3.20%	06/01/2050	265,614
85,000	Legacy LifePoint Health LLC(f)	6.75%	04/15/2025	88,699
205,000	Legacy LifePoint Health LLC(f)	4.38%	02/15/2027	206,757
75,000	ModivCare Escrow Issuer, Inc.(f)	5.00%	10/01/2029	76,709
975,000	Radiology Partners, Inc.(f)	9.25%	02/01/2028	1,025,247
305,000	RP Escrow Issuer LLC(f)	5.25%	12/15/2025	308,071
155,000	Select Medical Corp.(f)	6.25%	08/15/2026	164,381
190,000	Tenet Healthcare Corp.(f)	6.13%	10/01/2028	201,068
				4,873,625

Principal Amount/Description		Rate	Maturity	Value
Housewares - 0.05%
$1,060,000	SWF Escrow Issuer Corp.(f)	6.50%	10/01/2029	$1,020,367

Insurance - 0.18%
90,000	Acrisure LLC / Acrisure Finance, Inc.(f)	4.25%	02/15/2029	87,661
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(f)	6.75%	10/15/2027	135,010
230,000	AmWINS Group, Inc.(f)	4.88%	06/30/2029	232,694
865,000	Athene Global Funding(e)(f)	1D US SOFR + 0.56%	08/19/2024	865,104
200,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	197,613
150,000	Brighthouse Financial Global Funding(f)	1.00%	04/12/2024	148,792
260,000	Brighthouse Financial Global Funding(f)	2.00%	06/28/2028	255,899
220,000	First American Financial Corp.	2.40%	08/15/2031	215,480
160,000	GTCR AP Finance, Inc.(f)	8.00%	05/15/2027	166,160
355,000	Massachusetts Mutual Life Insurance Co.(f)	3.20%	12/01/2061	350,653
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	395,750
665,000	Willis North America, Inc.	4.50%	09/15/2028	744,214
				3,795,030
Internet - 0.15%
200,000	Arches Buyer, Inc.(f)	4.25%	06/01/2028	200,258
1,490,000	Endure Digital, Inc.(f)	6.00%	02/15/2029	1,387,794
195,000	Expedia Group, Inc.	5.00%	02/15/2026	217,078
400,000	Expedia Group, Inc.	3.80%	02/15/2028	428,012
140,000	Expedia Group, Inc.	2.95%	03/15/2031	139,946
500,000	Uber Technologies, Inc.(f)	6.25%	01/15/2028	537,445
135,000	Uber Technologies, Inc.(f)	4.50%	08/15/2029	137,729
				3,048,262
Investment Companies - 0.57%
455,000	Ares Capital Corp.	2.15%	07/15/2026	449,299
175,000	Ares Capital Corp.	2.88%	06/15/2028	174,354
375,000	Blackstone Secured Lending Fund(f)	2.85%	09/30/2028	365,876
5,000,000	Business Development Corp. of America(f)	5.38%	05/30/2023	5,192,002
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,052,644
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	185,352
445,000	Owl Rock Capital Corp.	2.63%	01/15/2027	435,496
				11,855,023
Leisure Time - 0.06%
280,000	Carlson Travel, Inc.	6.75%	12/15/2025	133,700
135,000	Carnival Corp.(f)	7.63%	03/01/2026	141,690
685,000	Carnival Corp.(f)	5.75%	03/01/2027	686,027
340,000	Viking Cruises, Ltd.(f)	5.88%	09/15/2027	324,088
				1,285,505
Lodging - 0.05%
410,000	Marriott International, Inc.	3.13%	06/15/2026	426,244
415,000	Marriott International, Inc.	2.75%	10/15/2033	403,099
185,000	MGM Resorts International	6.75%	05/01/2025	193,510
				1,022,853
Machinery-Diversified - 0.02%
440,000	Flowserve Corp.	2.80%	01/15/2032	428,615

Principal Amount/Description		Rate	Maturity	Value
Media - 0.21%
$135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.25%	01/15/2034	$133,061
970,000	Cengage Learning, Inc.(f)	9.50%	06/15/2024	977,071
405,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	446,310
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	340,086
300,000	Comcast Corp.	3.95%	10/15/2025	327,782
420,000	Comcast Corp.	3.40%	04/01/2030	458,838
70,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(f)	5.38%	08/15/2026	35,081
120,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(f)	5.88%	08/15/2027	123,024
655,000	DISH DBS Corp.(f)	5.75%	12/01/2028	662,778
130,000	DISH DBS Corp.	5.13%	06/01/2029	118,511
130,000	GCI LLC(f)	4.75%	10/15/2028	133,600
365,000	McGraw-Hill Education, Inc.(f)	5.75%	08/01/2028	361,903
190,000	Scripps Escrow, Inc.(f)	5.88%	07/15/2027	199,797
130,000	Univision Communications, Inc.(f)	4.50%	05/01/2029	131,531
				4,449,373
Mining - 0.04%
220,000	Arconic Corp.(f)	6.13%	02/15/2028	234,493
415,000	Glencore Funding LLC(f)	1.63%	04/27/2026	407,563
275,000	Glencore Funding LLC(f)	3.38%	09/23/2051	265,481
				907,537
Oil & Gas - 0.49%
95,000	Apache Corp.	4.38%	10/15/2028	103,495
305,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	293,574
410,000	BP Capital Markets America, Inc.	3.00%	03/17/2052	402,115
655,000	Brooklyn Union Gas Co.(f)	4.49%	03/04/2049	772,523
165,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	176,736
170,000	CNX Resources Corp.(f)	6.00%	01/15/2029	177,039
320,000	Continental Resources, Inc.(f)	2.27%	11/15/2026	317,938
195,000	Diamondback Energy, Inc.	2.88%	12/01/2024	202,432
260,000	East Ohio Gas Co.(f)	3.00%	06/15/2050	257,020
85,000	EQT Corp.	7.50%	02/01/2030	109,358
420,000	Exxon Mobil Corp.	4.23%	03/19/2040	496,736
260,000	Halliburton Co.	2.92%	03/01/2030	267,764
155,000	Halliburton Co.	5.00%	11/15/2045	185,613
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	6.25%	11/01/2028	147,372
80,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	5.75%	02/01/2029	82,570
800,000	Kosmos Energy, Ltd.(d)	7.13%	04/04/2026	777,968
320,000	Marathon Petroleum Corp.	5.13%	12/15/2026	364,419
750,000	NiSource, Inc.	3.60%	05/01/2030	809,240
115,000	Occidental Petroleum Corp.	6.63%	09/01/2030	142,506
130,000	Occidental Petroleum Corp.	6.13%	01/01/2031	158,168
95,000	Occidental Petroleum Corp.	6.45%	09/15/2036	121,315
85,000	Ovintiv Exploration, Inc.	7.38%	11/01/2031	110,930
420,000	Patterson-UTI Energy, Inc.	3.95%	02/01/2028	422,391
760,000	PBF Holding Co. LLC / PBF Finance Corp.(f)	9.25%	05/15/2025	723,790
420,000	Phillips 66	3.30%	03/15/2052	420,323
285,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	271,003

Principal Amount/Description		Rate	Maturity	Value
$700,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	$658,984
300,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/2028	282,422
140,000	Southwestern Energy Co.	5.38%	02/01/2029	148,248
160,000	Southwestern Energy Co.	4.75%	02/01/2032	168,806
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	114,829
215,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	218,702
61,000	Transocean, Inc.(f)	11.50%	01/30/2027	59,843
220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	232,606
				10,198,778
Oil & Gas Services - 0.01%
150,000	Weatherford International, Ltd.(f)	6.50%	09/15/2028	158,925

Packaging & Containers - 0.06%
260,000	Berry Global, Inc.	1.65%	01/15/2027	254,403
185,000	Silgan Holdings, Inc.	4.13%	02/01/2028	189,220
736,000	WRKCo, Inc.	3.75%	03/15/2025	784,822
				1,228,445
Pharmaceuticals - 0.18%
770,000	AbbVie, Inc.	4.70%	05/14/2045	957,560
195,000	Bausch Health Cos., Inc.(f)	6.25%	02/15/2029	185,617
690,000	Bristol-Myers Squibb Co.	4.35%	11/15/2047	851,917
545,000	Cigna Corp.	4.90%	12/15/2048	705,962
390,000	CVS Health Corp.	5.05%	03/25/2048	510,800
230,000	Option Care Health, Inc.(f)	4.38%	10/31/2029	230,927
215,000	Viatris, Inc.	1.65%	06/22/2025	214,357
				3,657,140
Pipelines - 0.36%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.75%	03/01/2027	75,719
200,000	Enable Midstream Partners LP	4.40%	03/15/2027	215,963
375,000	Enable Midstream Partners LP	5.00%	05/15/2044	403,807
360,000	Energy Transfer LP	4.75%	01/15/2026	394,151
1,000,000	Energy Transfer LP	3.90%	07/15/2026	1,076,735
220,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	232,999
320,000	Hess Midstream Operations LP(f)	5.13%	06/15/2028	333,667
275,000	Hess Midstream Operations LP(f)	4.25%	02/15/2030	273,406
548,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	759,503
1,925,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	7.50%	02/01/2026	1,987,765
135,000	NGPL PipeCo LLC(f)	3.25%	07/15/2031	137,303
270,000	NuStar Logistics LP	6.38%	10/01/2030	300,113
180,000	ONEOK, Inc.	3.40%	09/01/2029	186,647
335,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	376,519
170,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	186,011
220,000	Venture Global Calcasieu Pass LLC(f)	4.13%	08/15/2031	233,581
230,000	Williams Cos., Inc.	3.50%	10/15/2051	232,920
				7,406,809

Principal Amount/Description		Rate	Maturity	Value
Real Estate - 0.00%(j)
$110,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.75%	01/15/2029	$112,918

REITS - 0.45%
165,000	Agree LP	2.60%	06/15/2033	162,225
295,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	292,106
840,000	American Tower Corp.	3.60%	01/15/2028	905,674
525,000	Boston Properties LP	3.40%	06/21/2029	557,792
335,000	Corporate Office Properties LP	2.90%	12/01/2033	327,879
800,000	Crown Castle International Corp.	3.70%	06/15/2026	858,258
515,000	Crown Castle International Corp.	3.65%	09/01/2027	553,691
560,000	Crown Castle International Corp.	3.30%	07/01/2030	591,361
470,000	Equinix, Inc.	1.80%	07/15/2027	462,728
1,000,000	Equinix, Inc.	2.15%	07/15/2030	973,246
455,000	Host Hotels & Resorts LP	2.90%	12/15/2031	439,463
310,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	304,437
250,000	Iron Mountain, Inc.(f)	4.50%	02/15/2031	253,125
260,000	LXP Industrial Trust	2.38%	10/01/2031	249,765
190,000	National Retail Properties, Inc.	2.50%	04/15/2030	192,906
80,000	Office Properties Income Trust	2.65%	06/15/2026	79,477
355,000	Office Properties Income Trust	2.40%	02/01/2027	343,862
140,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	4.88%	05/15/2029	143,363
80,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	7.63%	06/15/2025	84,880
90,000	Sabra Health Care LP	3.20%	12/01/2031	88,050
395,000	Simon Property Group LP	2.45%	09/13/2029	398,076
485,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(f)	6.50%	02/15/2029	484,069
135,000	Vornado Realty LP	2.15%	06/01/2026	135,036
455,000	Welltower, Inc.	2.80%	06/01/2031	464,230
				9,345,699
Retail - 0.23%
230,000	Academy, Ltd.(f)	6.00%	11/15/2027	245,685
85,000	At Home Group, Inc.(f)	7.13%	07/15/2029	83,632
745,000	Dollar Tree, Inc.	4.00%	05/15/2025	800,925
90,000	Dollar Tree, Inc.	3.38%	12/01/2051	90,821
120,000	Ferrellgas LP / Ferrellgas Finance Corp.(f)	5.38%	04/01/2026	115,929
235,000	Golden Nugget, Inc.(f)	6.75%	10/15/2024	235,305
370,000	McDonald's Corp.	4.45%	03/01/2047	452,436
150,000	Michaels Cos., Inc.(f)	5.25%	05/01/2028	150,314
190,000	Park River Holdings, Inc.(f)	5.63%	02/01/2029	181,717
945,000	PetSmart, Inc. / PetSmart Finance Corp.(f)	7.75%	02/15/2029	1,028,174
290,000	Sonic Automotive, Inc.(f)	4.63%	11/15/2029	293,247
190,000	SRS Distribution, Inc.(f)	4.63%	07/01/2028	191,003
115,000	Staples, Inc.(f)	7.50%	04/15/2026	118,312
340,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)	5.00%	06/01/2031	344,401
365,000	Victoria's Secret & Co.(f)	4.63%	07/15/2029	373,771
				4,705,672
Semiconductors - 0.07%
669,000	Broadcom, Inc.(f)	3.42%	04/15/2033	702,066

Principal Amount/Description		Rate	Maturity	Value
$745,000	Marvell Technology, Inc.	4.20%	06/22/2023	$774,481
				1,476,547
Software - 0.15%
1,550,000	Castle US Holding Corp.(f)	9.50%	02/15/2028	1,618,068
535,000	Oracle Corp.	3.85%	04/01/2060	529,897
930,000	VMware, Inc.	2.20%	08/15/2031	914,452
				3,062,417
Telecommunications - 0.44%
500,000	AT&T, Inc.	4.30%	02/15/2030	563,324
205,000	AT&T, Inc.	2.75%	06/01/2031	209,374
1,395,000	AT&T, Inc.	3.50%	09/15/2053	1,410,040
185,000	Avaya, Inc.(f)	6.13%	09/15/2028	196,419
175,000	CommScope, Inc.(f)	4.75%	09/01/2029	174,222
1,675,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/2036	1,878,747
45,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	47,657
85,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	87,704
270,000	Frontier Communications Holdings LLC(f)	6.75%	05/01/2029	281,213
150,000	Frontier Communications Holdings LLC(f)	6.00%	01/15/2030	151,008
1,100,000	Intelsat Jackson Holdings SA(f)(g)	8.50%	10/15/2024	505,312
160,000	Lumen Technologies, Inc.(f)	5.13%	12/15/2026	166,742
145,000	Lumen Technologies, Inc.(f)	4.00%	02/15/2027	147,291
365,000	T-Mobile USA, Inc.	2.25%	02/15/2026	366,469
125,000	T-Mobile USA, Inc.	3.38%	04/15/2029	127,584
25,000	T-Mobile USA, Inc.(f)	3.38%	04/15/2029	25,517
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	1,094,726
50,000	T-Mobile USA, Inc.	2.88%	02/15/2031	49,466
365,000	T-Mobile USA, Inc.(f)	3.40%	10/15/2052	363,996
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	529,547
670,000	Verizon Communications, Inc.	4.40%	11/01/2034	781,619
45,000	Verizon Communications, Inc.	2.65%	11/20/2040	42,837
				9,200,814
Transportation - 0.10%
850,000	CSX Corp.	3.80%	11/01/2046	960,108
345,000	FedEx Corp.	4.75%	11/15/2045	421,403
170,000	First Student Bidco, Inc.(f)	4.00%	07/31/2029	165,498
500,000	Union Pacific Corp.	3.70%	03/01/2029	553,327
				2,100,336
Trucking & Leasing - 0.02%
380,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(f)	4.20%	04/01/2027	418,936

TOTAL U.S. CORPORATE BONDS
(Cost $142,330,455)				144,317,638

CONVERTIBLE CORPORATE BONDS - 0.81%
2,036,407	BlackRock Capital Investment Corp.	5.00%	06/15/2022	2,064,407
6,854,823	BlackRock TCP Capital Corp.	4.63%	03/01/2022	6,915,145
100,317	Digicel Group Holdings, Ltd.(a)(f)(h)	5.09% (7.00%)	Perpetual Maturity	87,376
1,422,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	1,436,220
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	6,367,500

Principal Amount/Description		Rate	Maturity	Value

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $16,185,734)				$16,870,648

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 1.03%
450,000	Abu Dhabi Government International Bond(d)	1.70%	03/02/2031	438,356
300,000	Abu Dhabi Government International Bond(d)	3.13%	09/30/2049	307,032
400,000	Brazilian Government International Bond	3.75%	09/12/2031	376,600
200,000	Brazilian Government International Bond	5.00%	01/27/2045	188,100
400,000	Brazilian Government International Bond	5.63%	02/21/2047	397,000
1,150,000	Brazilian Government International Bond	4.75%	01/14/2050	1,024,661
200,000	Chile Government International Bond	2.55%	01/27/2032	200,000
300,000	Chile Government International Bond	3.50%	01/25/2050	311,202
700,000	Chile Government International Bond	3.10%	01/22/2061	648,501
600,000	Colombia Government International Bond	3.25%	04/22/2032	540,750
200,000	Colombia Government International Bond	4.13%	02/22/2042	167,500
1,100,000	Colombia Government International Bond	5.00%	06/15/2045	996,875
600,000	Colombia Government International Bond	4.13%	05/15/2051	489,000
600,000	Dominican Republic International Bond(f)	6.40%	06/05/2049	631,506
200,000	El Salvador Government International Bond(d)	7.13%	01/20/2050	111,000
600,000	Export Import Bank of Thailand(e)	3M US L + 0.90%	11/20/2023	604,248
600,000	Indonesia Government International Bond	2.15%	07/28/2031	596,487
200,000	Indonesia Government International Bond	4.35%	01/11/2048	229,545
500,000	Indonesia Government International Bond	3.70%	10/30/2049	529,983
300,000	Instituto Costarricense de Electricidad(f)	6.75%	10/07/2031	304,227
400,000	Instituto Costarricense de Electricidad(d)	6.38%	05/15/2043	341,378
200,000	Korea Development Bank	1.00%	09/09/2026	195,483
200,000	Korea Development Bank	1.63%	01/19/2031	196,287
250,000	Korea Development Bank	2.00%	10/25/2031	250,889
200,000	Korea International Bond	2.75%	01/19/2027	211,089
500,000	Malaysia Wakala Sukuk Bhd(f)	2.07%	04/28/2031	500,413
250,000	Malaysia Wakala Sukuk Bhd(d)	2.07%	04/28/2031	250,206
1,075,000	Mexico Government International Bond	3.75%	01/11/2028	1,156,458
500,000	Mexico Government International Bond	2.66%	05/24/2031	489,005
550,000	Mexico Government International Bond	4.28%	08/14/2041	571,312

Principal Amount/Description		Rate	Maturity	Value
$750,000	Mexico Government International Bond	4.60%	02/10/2048	$801,979
500,000	Mexico Government International Bond	4.50%	01/31/2050	531,250
400,000	Mexico Government International Bond	3.77%	05/24/2061	369,554
600,000	Panama Government International Bond	2.25%	09/29/2032	570,450
900,000	Panama Government International Bond	3.87%	07/23/2060	903,375
300,000	Perusahaan Penerbit SBSN Indonesia III(f)	2.55%	06/09/2031	304,062
400,000	Perusahaan Penerbit SBSN Indonesia III(d)	3.80%	06/23/2050	420,316
600,000	Peruvian Government International Bond	3.30%	03/11/2041	602,256
200,000	Philippine Government International Bond	2.46%	05/05/2030	206,778
350,000	Philippine Government International Bond	1.65%	06/10/2031	339,766
550,000	Philippine Government International Bond	3.70%	03/01/2041	601,369
200,000	Philippine Government International Bond	3.70%	02/02/2042	218,675
400,000	Saudi Government International Bond(f)	2.90%	10/22/2025	419,750
500,000	Saudi Government International Bond(d)	2.25%	02/02/2033	488,655
350,000	Saudi Government International Bond(d)	3.75%	01/21/2055	376,420
200,000	Saudi Government International Bond(d)	3.45%	02/02/2061	202,364
800,000	Ukraine Government International Bond(d)	7.25%	03/15/2033	708,808

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $21,536,126)				21,320,920

BANK LOANS - 2.08%(e)
Canada - 0.02%
530,000	Air Canada, First Lien - B Term Loan	6M US L + 3.50%, 0.75% Floor	08/11/2028	530,283

Cayman Islands - 0.07%
405,000	AAdvantage Loyalty IP, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	04/20/2028	420,368
1,029,825	Grab Holdings, Inc., First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	01/29/2026	1,035,401
				1,455,769
India - 0.02%
440,000	Ola Singapore/OLA Netherlands 12/21 TL, First Lien - Initial Term Loan	180D US SOFR + 6.25%	12/03/2026	444,400

Ireland - 0.03%
678,300	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan	3M US L + 4.75%	04/01/2028	680,939

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 0.16%
$705,000	Curium BidCo SARL, Second Lien Term Loan	3M US L + 7.75%	10/27/2028	$712,931
2,182,596	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M US L + 8.75%, 1.00% Floor	02/28/2025	2,249,569
337,343	Travelport Finance S.a r.l., First Lien - 2021 Consented Term Loan	3M US L + 6.75%	05/29/2026	281,850
				3,244,350
Netherlands - 0.05%
1,242,046	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	6M US L + 3.50%, 1.00% Floor	06/30/2024	962,524
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	3M US L + 3.00%	06/28/2024	3,413
74,189	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	33,508
				999,445
United Arab Emirates - 0.04%
790,055	Gulf Finance, LLC TL 1L	3M US L + 6.75%	08/25/2026	740,926

United States - 1.69%
325,000	Aegion Corp., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	05/17/2028	326,895
1,250,875	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,191,458
920,000	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/2028	927,558
1,975,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M US L + 5.50%, 0.75% Floor	09/19/2025	1,995,807
1,720,000	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	1,692,772
1,990,000	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.88%	10/22/2029	1,965,125
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	296,291
1,546,125	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/18/2028	1,526,799
200,000	Blackhawk Network Holdings, Inc., Second Lien	1M US L + 7.00%	06/15/2026	199,375
735,000	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	737,947
241,751	ClubCorp Holdings, Inc., First Lien - B Term Loan	3M US L + 2.75%	09/18/2024	233,324
2,350,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	2,326,500
760,531	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	760,292
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M US L + 7.00%	02/19/2029	908,769
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	761,900
385,216	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	3M US L + 5.00%, 0.75% Floor	08/02/2027	386,067
1,718,110	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	1,387,915

Principal Amount/Description		Rate	Maturity	Value
$1,568,589	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan	1M US L + 3.75%, 1.00% Floor	10/10/2025	$1,182,849
1,565,000	Epic Health 12/21, Second Lien - Initial Term Loan	3M US L + 4.25%	12/07/2029	1,563,044
450,799	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	451,167
1,367,287	Gainwell Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	1,372,585
399,000	Gogo Intermediate Holdings LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/30/2028	399,463
400,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	3M US L + 7.25%, 0.75% Floor	08/18/2027	399,500
1,124,060	Minotaur Acquisition, Inc., First Lien - B Term Loan	3M US L + 4.75%	03/27/2026	1,119,845
487,592	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	486,068
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	705,081
382,069	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	370,173
1,008,172	Riverbed Technology, Inc., First Lien - Initial Term Loan	6M US L + 6.00%	12/06/2026	988,427
620,000	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.75%	08/03/2028	621,550
974,590	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	934,632
595,000	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 5.50%	11/05/2026	603,675
680,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/04/2028	683,539
1,762,605	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	1,617,014
1,736,723	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	1,707,416
690,000	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	689,572
1,569,591	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	6M US L + 5.75%, 1.00% Floor	06/22/2026	1,533,294
				35,053,688

TOTAL BANK LOANS
(Cost $42,643,432)				43,149,800

COLLATERALIZED LOAN OBLIGATIONS - 3.22%
	AIMCO CLO
500,000	Series 2018-AA(e)(f)	3M US L + 2.55%	04/17/2031	494,067
	AIMCO CLO 10, Ltd.
1,000,000	Series 2021-10A(e)(f)	3M US L + 2.90%	07/22/2032	999,990
	Apidos CLO XII
500,000	Series 2018-12A(e)(f)	3M US L + 2.60%	04/15/2031	471,782
	Apidos CLO XX
500,000	Series 2018-20A(e)(f)	3M US L + 2.95%	07/16/2031	499,514
	Apidos CLO XXI
500,000	Series 2018-21A(e)(f)	3M US L + 2.45%	07/18/2027	500,499
1,000,000	Series 2018-21A(e)(f)	3M US L + 8.25%	07/18/2027	997,610

Principal Amount/Description		Rate	Maturity	Value
	Apidos CLO XXIV
$1,000,000	Series 2018-24A(e)(f)	3M US L + 5.80%	10/20/2030	$952,000
	Babson CLO, Ltd.
500,000	Series 2018-IA(e)(f)	3M US L + 2.60%	01/20/2031	481,457
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 6.50%	07/25/2034	492,166
1,000,000	Series 2021-2A(e)(f)	3M US L + 3.10%	07/25/2034	998,825
	Barings CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.60%	07/18/2029	500,649
500,000	Series 2018-4A(e)(f)	3M US L + 5.82%	10/15/2030	493,465
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(e)(f)	3M US L + 6.86%	04/15/2036	1,502,681
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(e)(f)	3M US L + 3.41%	04/15/2036	501,471
	Barings CLO, Ltd. 2021-II
500,000	Series 2021-2A(e)(f)	3M US L + 3.15%	07/15/2034	501,019
	Beechwood Park CLO, Ltd.
500,000	Series 2019-1A(e)(f)	3M US L + 7.50%	01/17/2033	500,897
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(e)(f)	3M US L + 2.60%	04/20/2031	471,193
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(e)(f)	3M US L + 3.00%	10/20/2030	987,727
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	10/15/2031	991,163
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 3.15%	10/15/2031	498,102
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.00%	07/15/2030	500,797
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 7.09%	04/15/2032	496,993
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(e)(f)	3M US L + 3.35%	04/15/2034	1,252,637
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 2.75%	01/30/2031	971,805
1,500,000	Series 2018-1A(e)(f)	3M US L + 5.50%	01/30/2031	1,391,252
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/15/2031	947,788
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	07/15/2031	498,432
500,000	Series 2018-1RA(e)(f)	3M US L + 3.00%	07/15/2030	496,322
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.05%	07/15/2034	993,845
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(e)(f)	3M US L + 6.30%	10/15/2034	985,132
	Canyon CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2031	492,020
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.30%	07/20/2034	998,830
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(e)(f)	3M US L + 5.35%	05/15/2031	913,306
500,000	Series 2018-3A(e)(f)	3M US L + 2.85%	07/28/2028	498,760
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.00%	04/15/2034	487,528
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	04/15/2030	492,070
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.80%	04/15/2030	972,686
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	04/17/2030	490,441
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(e)(f)	3M US L + 1.90%	04/20/2031	498,201

Principal Amount/Description		Rate	Maturity	Value
	Dryden 57 CLO, Ltd.
$500,000	Series 2018-57A(e)(f)	3M US L + 2.55%	05/15/2031	$482,116
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(e)(f)	3M US L + 3.00%	07/15/2031	996,811
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 2.94%	07/20/2034	499,990
500,000	Series 2021-2A(e)(f)	3M US L + 5.94%	07/20/2034	496,592
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2030	498,766
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.40%	07/15/2030	980,590
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(e)(f)	3M US L + 6.40%	10/15/2030	1,000,846
	Goldentree Loan Management US CLO, Ltd.
1,000,000	Series 2018-3A(e)(f)	3M US L + 2.85%	04/20/2030	981,466
	KVK CLO 2018-1, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	05/20/2029	500,223
	Milos CLO, Ltd.
500,000	Series 2020-1A(e)(f)	3M US L + 6.15%	10/20/2030	498,652
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.05%	10/20/2030	500,624
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.50%	10/20/2030	993,888
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(e)(f)	3M US L + 5.75%	10/17/2027	1,002,590
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(e)(f)	3M US L + 5.75%	07/20/2031	497,371
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(e)(f)	3M US L + 5.95%	07/16/2035	496,631
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(e)(f)	3M US L + 6.00%	10/16/2034	997,917
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.13%	07/20/2034	495,715
	PPM CLO 3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.20%	04/17/2034	1,002,140
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.25%	04/20/2034	496,700
	Sound Point CLO XXIII
500,000	Series 2021-2A(e)(f)	3M US L + 3.30%	07/15/2034	497,151
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(e)(f)	3M US L + 6.72%	10/25/2034	1,340,497
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.35%	07/20/2034	495,774
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(e)(f)	3M US L + 6.90%	01/25/2032	997,189
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(e)(f)	3M US L + 3.40%	10/25/2034	500,009
500,000	Series 2021-4A(e)(f)	3M US L + 6.70%	10/25/2034	501,182
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	01/15/2030	488,587
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(e)(f)	3M US L + 2.65%	04/15/2028	1,505,806
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.25%	04/20/2034	500,008
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.91%	04/18/2036	500,131

Principal Amount/Description		Rate	Maturity	Value
	THL Credit Wind River 2017-3 CLO, Ltd.
$750,000	Series 2021-3A(e)(f)	3M US L + 3.88%	04/15/2035	$755,238
500,000	Series 2021-3A(e)(f)	3M US L + 7.08%	04/15/2035	495,947
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(e)(f)	2.90% - 3M US L	07/15/2030	496,421
2,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/15/2030	1,891,031
1,000,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/18/2031	972,130
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.75%	07/15/2030	946,593
1,000,000	Series 2018-3A(e)(f)	3M US L + 6.22%	10/22/2031	941,999
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.95%	04/15/2029	1,001,275
	Upland CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	04/20/2031	496,988
	Venture XX CLO, Ltd.
1,000,000	Series 2017-20A(e)(f)	3M US L + 1.90%	04/15/2027	1,002,727
	VERDE CLO, Ltd.
1,000,000	Series 2021-1A(e)(f)	3M US L + 3.25%	04/15/2032	1,003,040
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(e)(f)	3M US L + 6.02%	06/07/2030	983,191
	Voya CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	04/18/2031	474,099
1,000,000	Series 2018-2A(e)(f)	3M US L + 2.75%	07/15/2031	982,509
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.25%	07/15/2031	938,021
500,000	Series 2018-3A(e)(f)	3M US L + 6.20%	10/20/2031	470,011
500,000	Series 2018-4A(e)(f)	3M US L + 5.95%	07/14/2031	460,698
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/20/2030	993,278
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.65%	07/20/2030	498,787
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(e)(f)	3M US L + 3.40%	10/22/2031	1,481,542
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 6.43%	07/20/2034	494,742

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $67,382,782)				66,741,351

EQUITY - LINKED NOTES - 0.00%
263,093	Inverpamplona SA(i)(k)(l)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.99%
	Aaset 2021-2 Trust
500,000	Series 2021-2A(f)	3.54%	12/15/2028	503,434
	Aaset Trust
419,522	Series 2019-2(f)	3.38%	10/16/2026	390,510
	AASET, Ltd.
476,217	Series 2018-1A(f)	3.84%	09/16/2023	420,479
	ABFC Trust
2,925,052	Series 2007-WMC1(e)	1M US L + 1.25%	06/25/2037	2,630,230
	Accredited Mortgage Loan Trust
20,585,000	Series 2006-2(e)	1M US L + 0.29%	09/25/2036	18,248,003
	Adjustable Rate Mortgage Trust
2,415,307	Series 2005-10(e)	2.64%	01/25/2036	2,169,722
	Affirm Asset Securitization Trust
1,750,000	Series 2020-A(f)	6.23%	10/17/2022	1,762,079

Principal Amount/Description		Rate	Maturity	Value
	Alen Mortgage Trust
$1,107,000	Series 2021-ACEN(e)(f)	1M US L + 4.00%	04/15/2026	$1,108,988
	Alternative Loan Trust
171,889	Series 2005-20CB	5.50%	07/25/2035	160,866
67,465	Series 2005-54CB	5.50%	11/25/2035	50,768
768,551	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	649,450
162,306	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	195,751
206,749	Series 2005-86CB	5.50%	02/25/2036	161,461
187,311	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	174,778
332,665	Series 2005-9CB(e)(m)	5.05% - 1M US L	05/25/2035	30,371
1,112,591	Series 2006-15CB	6.50%	06/25/2036	802,299
124,172	Series 2006-30T1	6.25%	11/25/2036	113,785
109,234	Series 2006-32CB	5.50%	11/25/2036	84,072
248,306	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	361,980
864,481	Series 2007-19	6.00%	08/25/2037	609,618
2,878,466	Series 2007-20	6.25%	08/25/2047	2,217,277
846,410	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	406,046
808,180	Series 2007-23CB(e)(m)	6.50% - 1M US L	09/25/2037	254,722
	American Home Mortgage Investment Trust
159,908	Series 2007-A(f)(n)	6.60%	01/25/2037	50,452
	AMSR
5,100,000	Series 2020-SFR3(f)	4.99%	09/17/2025	5,194,757
5,000,000	Series 2021-SFR1(e)(f)	4.61%	06/17/2028	5,082,125
	Arbor Realty Commercial Real Estate Notes, Ltd.
800,000	Series 2021-FL2(e)(f)	1M US L + 1.60%	04/15/2026	799,300
800,000	Series 2021-FL2(e)(f)	1M US L + 1.95%	07/15/2026	799,050
	AREIT Trust
1,265,000	Series 2019-CRE3(e)(f)	30D SOFR + 2.76%	09/16/2036	1,257,504
	Atlas Senior Loan Fund X, Ltd.
491,101	Series 2018-10A(e)(f)	3M US L + 1.09%	01/15/2031	491,359
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(e)(f)	1M US L + 3.40%	06/15/2035	1,251,489
	Atrium IX
500,000	Series 2017-9A(e)(f)	3M US L + 3.60%	05/28/2030	499,748
	Atrium XIII
1,000,000	Series 2017-13A(e)(f)	3M US L + 6.05%	11/21/2030	992,545
	Atrium XIV LLC
1,000,000	Series 2018-14A(e)(f)	3M US L + 5.65%	08/23/2030	992,996
	Atrium XV
1,000,000	Series 2018-15A(e)(f)	3M US L + 3.00%	01/23/2031	992,481
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(e)(f)	2.57%	03/15/2034	681,103
	Banc of America Commercial Mortgage Trust
600,000	Series 2015-UBS7(e)	4.36%	09/15/2025	616,713
	Banc of America Commercial Mortgage Trust 2016-UBS10
1,045,000	Series 2016-UB10(e)	4.85%	05/15/2026	1,127,246
	Banc of America Funding Trust
96,613	Series 2006-2	5.50%	03/25/2036	99,225
2,705,206	Series 2010-R5(e)(f)	6.00%	10/26/2037	2,580,751
	Bancorp Commercial Mortgage Trust
1,111,929	Series 2019-CRE5(e)(f)	1M US L + 2.35%	03/17/2036	1,105,136

Principal Amount/Description		Rate	Maturity	Value
	BANK
$200,000	Series 2017-BNK5(e)	4.25%	06/15/2027	$210,548
10,291,000	Series 2018-BN12(e)(f)(m)	1.50%	05/15/2061	775,897
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(e)(f)(m)	0.72%	04/15/2030	888,621
	BANK 2021-BNK32
10,635,815	Series 2021-BN32(e)(m)	0.78%	04/15/2054	606,085
	BANK 2021-BNK37
828,000	Series 2021-BN37(e)	3.11%	11/15/2031	818,808
	BBCMS Trust
3,000,000	Series 2018-CBM(e)(f)	1M US L + 3.55%	07/15/2037	2,973,014
	BCAP, LLC Trust
106,150	Series 2007-AA2(e)	7.50%	04/25/2037	75,176
68,872	Series 2007-AA2	6.00%	04/25/2037	47,472
5,326,858	Series 2010-RR6(e)(f)	2.53%	07/26/2036	3,749,272
	Bear Stearns ALT-A Trust
7,054,397	Series 2006-3(e)	2.65%	05/25/2036	5,971,392
844,310	Series 2006-6(e)	3.24%	11/25/2036	563,131
	Bear Stearns Asset-Backed Securities Trust
1,732,490	Series 2006-AC1(n)	6.25%	02/25/2036	1,160,851
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(e)(f)	1M US L + 1.45%	04/25/2029	1,469,353
	Benchmark Mortgage Trust
12,405,996	Series 2018-B2(e)(m)	0.41%	01/15/2028	225,375
600,000	Series 2018-B2(e)	4.20%	01/15/2028	638,896
21,962,683	Series 2018-B4(e)(m)	0.51%	06/15/2028	529,107
1,589,000	Series 2018-B4(e)(f)	2.80%	07/17/2051	1,449,088
954,000	Series 2020-B17(e)	3.37%	03/15/2030	964,742
522,000	Series 2020-B18(f)	4.14%	08/15/2025	520,045
1,510,000	Series 2021-B31(f)	2.25%	11/15/2031	1,163,351
	BF Mortgage Trust
705,000	Series 2019-NYT(e)(f)	1M US L + 3.00%	12/15/2035	691,847
	Blackbird Capital Aircraft
1,468,750	Series 2021-1A(f)	3.45%	07/15/2028	1,462,155
	BSPRT Issuer, Ltd.
650,000	Series 2021-FL6(e)(f)	1M US L + 1.10%	03/15/2036	649,048
	BX Commercial Mortgage Trust
829,000	Series 2021-21M(e)(f)	1M US L + 4.01%	10/15/2026	822,905
834,000	Series 2021-VOLT(e)(f)	1M US L + 2.40%	09/15/2023	828,445
	BX Trust
636,000	Series 2019-OC11(e)(f)	4.08%	12/09/2029	656,738
2,964,000	Series 2019-OC11(e)(f)	4.08%	12/06/2041	2,948,517
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(e)(f)	4.12%	04/15/2024	1,081,665
	Carbon Capital VI Commercial Mortgage Trust
359,976	Series 2019-FL2(e)(f)	1M US L + 2.85%	11/15/2021	348,585
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(f)	0.00%	01/10/2028	2,383,988
5,250	Series 2021-N2(f)	0.00%	03/10/2028	2,923,361
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(e)(f)	5.99%	10/25/2024	4,749,751
	Castlelake Aircraft Securitization Trust
3,220,715	Series 2018-1(f)	6.63%	06/15/2043	2,530,055
	Castlelake Aircraft Structured Trust
532,506	Series 2019-1A(f)	3.97%	04/15/2026	531,917
2,750,000	Series 2019-1A(f)	0.00%	04/15/2039	962,500

Principal Amount/Description		Rate	Maturity	Value
	Cathedral Lake VIII, Ltd.
$1,000,000	Series 2021-8A(e)(f)	3M US L + 2.62%	01/20/2035	$1,000,000
1,000,000	Series 2021-8A(e)(f)	3M US L + 3.42%	01/20/2035	1,000,000
	CD Mortgage Trust
750,000	Series 2017-CD4(e)	4.35%	04/10/2027	789,055
	Chase Mortgage Finance Trust
10,336,644	Series 2007-S2	6.00%	03/25/2037	7,113,969
352,529	Series 2007-S3	5.50%	05/25/2037	98,284
	CIFC Funding, Ltd.
850,000	Series 2021-1A(e)(f)	3M US L + 6.00%	04/25/2033	849,351
500,000	Series 2021-4A(e)(f)	3M US L + 2.85%	07/15/2033	499,996
500,000	Series 2021-4A(e)(f)	3M US L + 5.95%	07/15/2033	497,226
2,500,000	Series 2021-5A(e)(f)	3M US L + 6.50%	07/15/2034	2,483,430
	Citicorp Mortgage Securities Trust
358,473	Series 2007-1	6.00%	01/25/2037	361,020
	Citigroup Commercial Mortgage Trust
3,488,350	Series 2014-GC25(e)(m)	0.96%	10/10/2047	77,328
866,000	Series 2015-GC27(e)(f)	4.42%	02/12/2048	835,781
400,000	Series 2015-GC31(e)	4.05%	06/10/2025	409,374
344,000	Series 2016-GC36(f)	2.85%	02/12/2049	246,802
464,000	Series 2017-C4(e)	4.10%	10/12/2027	495,394
520,000	Series 2019-GC41	3.20%	08/10/2029	537,230
1,000,000	Series 2019-SMRT(e)(f)	4.75%	01/10/2036	1,028,331
1,433,000	Series 2020-555(e)(f)	3.50%	12/12/2041	1,131,407
1,000,000	Series 2020-GC46(f)	2.60%	02/15/2030	808,879
	Citigroup Mortgage Loan Trust
665,961	Series 2006-WF1(n)	4.82%	03/25/2036	398,270
1,021,987	Series 2007-OPX1(n)	6.33%	01/25/2037	582,891
	CitiMortgage Alternative Loan Trust
385,768	Series 2007-A1	6.00%	01/25/2037	389,314
75,986	Series 2007-A1(e)(m)	5.40% - 1M US L	01/25/2037	11,923
55,522	Series 2007-A3(e)	6.00%	03/25/2037	56,532
127,774	Series 2007-A3(e)(m)	5.40% - 1M US L	03/25/2037	20,323
398,638	Series 2007-A6	5.50%	06/25/2037	375,673
	CLNC, Ltd.
1,037,000	Series 2019-FL1(e)(f)	30D US SOFR + 1.66448%	12/19/2025	1,039,329
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(f)	5.99%	12/28/2026	2,826,275
	COMM 2014-CCRE16 Mortgage Trust
1,100,000	Series 2014-CR16(e)	4.92%	04/10/2024	1,140,490
	COMM Mortgage Trust
887,000	Series 2013-CR11(e)	5.11%	09/10/2023	933,021
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(e)	4.70%	08/10/2024	250,272
604,000	Series 2014-CR20(e)	4.50%	10/10/2024	613,891
8,643,268	Series 2014-UBS4(f)	3.75%	08/10/2024	1,375,013
11,000	Series 2014-UBS4(e)(f)	0.00%	08/10/2047	1
3,149,533	Series 2015-CR22(e)(m)	0.89%	03/10/2025	65,556
4,449,963	Series 2015-CR26(e)(m)	0.93%	09/10/2025	128,273
419,000	Series 2015-LC23(e)	4.62%	10/10/2025	440,562
	CORE Mortgage Trust
432,000	Series 2019-CORE(e)(f)	1M US L + 1.90%	12/15/2031	422,830
432,000	Series 2019-CORE(e)(f)	1M US L + 2.35%	12/15/2031	424,427

Principal Amount/Description		Rate	Maturity	Value
	Countrywide Home Loan Mortgage Pass-Through Trust
$1,605,970	Series 2005-HYB7(e)	2.72%	11/20/2035	$1,493,053
26,188	Series 2005-J4	5.50%	11/25/2035	25,165
1,277,262	Series 2006-18	6.00%	12/25/2036	955,438
178,287	Series 2007-17	6.00%	10/25/2037	162,358
227,312	Series 2007-3	6.00%	04/25/2037	156,430
248,042	Series 2007-7	5.75%	06/25/2037	172,288
	Credit Suisse First Boston Mortgage Securities Corp.
53,258	Series 2005-10	5.50%	11/25/2035	49,409
45,607	Series 2005-8	5.50%	08/25/2025	43,320
4,013,441	Series 2005-9	6.00%	10/25/2035	1,716,211
	Credit Suisse Mortgage Capital Certificates
2,003,708	Series 2006-2	5.75%	03/25/2036	1,411,433
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(n)	6.20%	09/25/2036	1,230,279
130,919	Series 2007-1(e)	5.90%	05/25/2037	46,425
	CSAIL Commercial Mortgage Trust
5,117,271	Series 2015-C1(e)(m)	0.82%	01/15/2025	104,323
419,000	Series 2015-C4(e)	4.56%	11/15/2025	437,624
490,000	Series 2016-C6(e)	4.92%	04/15/2026	510,398
1,362,000	Series 2016-C6(e)(f)	4.92%	01/15/2049	1,211,103
	CSMC
832,000	Series 2021-B33(e)(f)	3.65%	10/10/2031	840,255
	CSMC Mortgage-Backed Trust
156,925	Series 2006-1	6.00%	02/25/2036	78,724
20,824	Series 2006-4	5.50%	05/25/2021	18,681
791,384	Series 2006-5	6.25%	06/25/2036	262,856
70,348	Series 2006-9	6.00%	11/25/2036	56,693
5,881	Series 2007-2	5.00%	03/25/2037	5,520
485,312	Series 2007-3(e)	5.84%	04/25/2037	175,177
253,000	Series 2017-CHOP(e)(f)	1M US L + 1.90%	07/15/2032	250,053
223,000	Series 2017-CHOP(e)(f)	1M US L + 3.30%	07/15/2032	214,671
	DataBank Issuer
636,000	Series 2021-1A(f)	2.65%	02/25/2026	622,846
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(e)	3.33%	05/12/2049	1,252,824
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
215,213	Series 2005-6(e)(m)	5.08% - 1M US L	12/25/2035	33,380
94,368	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	72,706
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
130,255	Series 2006-PR1(e)(f)	12.12% - 1M US L	04/15/2036	138,700
	Diamond Infrastructure Funding LLC
1,000,000	Series 2021-1A(f)	2.36%	12/20/2026	986,717
2,000,000	Series 2021-1A(f)	3.48%	12/20/2026	1,993,410
	DOLP Trust
1,000,000	Series 2021-NYC(e)(f)	3.70%	05/10/2031	982,786
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(e)(f)	3M US L + 5.60%	07/15/2030	956,691
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(e)(f)	3M US L + 5.75%	08/15/2031	980,076
500,000	Series 2018-40A(e)(f)	3M US L + 3.10%	08/15/2031	500,002
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(e)(f)	3M US L + 2.93%	07/15/2030	492,721

Principal Amount/Description		Rate	Maturity	Value
	Fannie Mae-Aces
$24,921,930	Series 2019-M12(e)(m)	0.59%	06/25/2029	$1,185,823
16,971,187	Series 2019-M24(e)(m)	1.15%	03/25/2031	1,474,285
48,712,149	Series 2019-M7(e)(m)	0.35%	04/25/2029	1,714,658
52,580,131	Series 2020-M10(e)(m)	0.82%	12/25/2027	1,896,097
56,738,400	Series 2020-M10(e)(m)	0.87%	07/25/2032	3,996,488
16,966,187	Series 2020-M13(e)(m)	1.30%	09/25/2030	1,345,502
	First Horizon Alternative Mortgage Securities Trust
570,112	Series 2005-FA6	5.50%	09/25/2035	448,875
	First Horizon Mortgage Pass-Through Trust
716,415	Series 2007-AR3(e)	2.69%	11/25/2037	494,197
	FirstKey Homes
1,100,000	Series 2020-SFR1(f)	4.28%	08/19/2037	1,121,508
	Fontainebleau Miami Beach Trust
251,000	Series 2019-FBLU(e)(f)	3.96%	12/10/2024	238,556
1,656,000	Series 2019-FBLU(e)(f)	3.96%	12/12/2036	1,567,693
	FREMF Mortgage Trust
890,367	Series 2015-KF07(e)(f)	1M US L + 4.95%	02/25/2025	894,556
1,000,094	Series 2016-KF19(e)(f)	1M US L + 5.50%	06/25/2023	1,002,327
999,779	Series 2016-KF22(e)(f)	1M US L + 5.05%	07/25/2023	1,009,618
887,222	Series 2016-KF25(e)(f)	1M US L + 5.00%	10/25/2023	888,887
825,000	Series 2018-K74(e)(f)	4.09%	02/25/2028	875,268
2,252,596	Series 2018-KF56(e)(f)	1M US L + 5.80%	11/25/2028	2,275,646
820,000	Series 2019-K736(e)(f)	3.76%	07/25/2026	859,322
1,988,356	Series 2019-KF71(e)(f)	1M US L + 6.00%	10/25/2029	2,031,422
	FRTKL
4,050,000	Series 2021-SFR1(f)	4.11%	09/17/2026	3,979,258
	GAIA Aviation, Ltd.
483,611	Series 2019-1(f)(n)	3.97%	12/15/2026	471,722
405,616	Series 2019-1(f)(n)	7.00%	12/15/2026	318,941
	Ginnie Mae Strip
7,510,434	Series 2020-3(m)	1.40%	09/16/2045	698,140
	Government National Mortgage Association
17,713,994	Series 2016-162(e)(m)	0.77%	09/16/2058	758,292
19,064,965	Series 2020-168(e)(m)	0.99%	12/16/2062	1,536,760
2,636,670	Series 2021-164(e)(m)	0.97%	10/16/2063	225,406
19,360,978	Series 2021-52(e)	0.82%	04/16/2063	1,404,289
	Great Wolf Trust
3,084,000	Series 2019-WOLF(e)(f)	1M US L + 3.13%	12/15/2036	2,903,168
	GS Mortgage Securities Corp. II
1,111,000	Series 2021-ARDN(e)(f)	1M US L + 5.00%	11/15/2023	1,114,380
1,111,000	Series 2021-ARDN(e)(f)	1M US L + 5.9332%	11/15/2023	1,114,775
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(e)(f)	1M US L + 1.55%	07/15/2035	935,670
	GS Mortgage Securities Corportation Trust
691,000	Series 2021-IP(e)(f)	1M US L + 2.10%	10/15/2023	692,719
691,000	Series 2021-IP(e)(f)	1M US L + 3.55%	10/15/2023	692,475
	GS Mortgage Securities Trust
12,844	Series 2011-GC3(e)(f)(m)	0.29%	03/10/2044	0
397,927	Series 2011-GC5(e)(f)(m)	1.95%	08/10/2044	4
2,417,000	Series 2014-GC26(e)(f)	4.51%	11/10/2047	1,666,386
1,110,000	Series 2015-GC28(e)(f)	4.32%	02/10/2048	1,104,446
7,062,655	Series 2015-GS1(e)(m)	0.77%	11/10/2025	185,119
260,000	Series 2016-GS2(e)	3.76%	04/10/2026	272,122

Principal Amount/Description		Rate	Maturity	Value
$1,954,000	Series 2018-TWR(e)(f)	1M US L + 3.92%	07/15/2031	$1,712,019
636,000	Series 2020-GC45(e)	3.41%	12/13/2029	670,435
	GSAA Home Equity Trust
2,042,666	Series 2006-13(e)	6.04%	07/25/2036	886,006
481,262	Series 2006-18(n)	6.18%	11/25/2036	175,974
149,579	Series 2006-6(e)	5.69%	03/25/2036	61,637
851,195	Series 2007-2(n)	6.60%	03/25/2037	288,046
	GSCG Trust
1,303,000	Series 2019-600C(e)(f)	3.99%	09/06/2024	1,235,017
	GSR Mortgage Loan Trust
991,418	Series 2006-2F	5.25%	02/25/2036	592,419
9,590	Series 2007-2F	5.75%	02/25/2037	457,462
1,780,152	Series 2007-2F	6.00%	03/25/2037	1,266,774
763,881	Series 2007-AR2(e)	2.85%	05/25/2037	556,321
	Hardee's Funding LLC
967,500	Series 2018-1A(f)	5.71%	06/20/2028	1,071,600
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(e)(f)	1M US L + 2.75%	05/15/2038	1,381,234
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 1.85%	04/28/2031	500,089
	Highbridge Loan Management 3-2014
500,000	Series 2017-2014(e)(f)	3M US L + 3.60%	07/18/2029	498,633
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(e)(f)	3M US L + 5.55%	01/28/2030	477,673
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(e)(f)	3M US L + 6.60%	10/20/2029	490,012
2,000,000	Series 2018-2015(e)(f)	3M US L + 5.10%	02/05/2031	1,866,099
500,000	Series 2018-2016(e)(f)	3M US L + 2.90%	07/20/2030	488,317
	Horizon Aircraft Finance III, Ltd.
922,221	Series 2019-2(f)	3.43%	11/15/2026	912,953
	HPLY Trust
567,847	Series 2019-HIT(e)(f)	1M US L + 3.15%	11/15/2021	550,766
1,131,627	Series 2019-HIT(e)(f)	1M US L + 3.90%	11/17/2036	1,106,509
	HSI Asset Securitization Corp. Trust
8,606,201	Series 2006-HE1(e)	1M US L + 0.28%	10/25/2036	3,653,229
1,416,649	Series 2007-NC1(e)	1M US L + 0.18%	04/25/2037	1,133,275
	IndyMac IMJA Mortgage Loan Trust
1,021,000	Series 2007-A1	6.00%	08/25/2037	578,289
	IndyMac IMSC Mortgage Loan Trust
4,663,157	Series 2007-F2	6.50%	07/25/2037	2,317,427
	IndyMac Index Mortgage Loan Trust
1,636,720	Series 2006-AR25(e)	2.94%	09/25/2036	1,650,761
	Invitation Homes
994,857	Series 2018-SFR1(e)(f)	1M US L + 1.25%	03/17/2037	994,969
	ITE Rail Fund Levered LP
959,777	Series 2021-1A(f)	2.25%	02/28/2051	962,125
732,408	Series 2021-3A(f)	2.21%	06/28/2027	731,204
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(e)(f)	4.61%	07/05/2023	2,091,311
	JOL Air, Ltd.
828,115	Series 2019-1(f)	3.97%	04/15/2026	804,495
	JP Morgan Alternative Loan Trust
187,465	Series 2005-S1	6.00%	12/25/2035	166,778

Principal Amount/Description		Rate	Maturity	Value
$48,772	Series 2006-S3(n)	6.62%	08/25/2036	$48,860
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(e)	4.64%	07/15/2024	407,533
2,086,000	Series 2014-C23(e)(f)	3.36%	11/18/2048	1,644,150
388,000	Series 2014-C26(e)	4.38%	12/15/2024	394,442
4,378,921	Series 2015-C28(e)(m)	0.96%	03/15/2025	103,359
542,000	Series 2015-C28	3.99%	10/19/2048	548,007
8,485,688	Series 2015-C30(e)(m)	0.50%	07/15/2025	131,316
3,333,121	Series 2015-C31(e)(m)	0.82%	08/15/2025	82,068
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(e)(f)	5.52%	02/15/2046	459,154
2,133,654	Series 2012-C8(e)	1.72%	09/15/2022	9,426
1,010,000	Series 2018-WPT(e)(f)	5.54%	07/05/2023	1,014,287
704,000	Series 2019-MFP(e)(f)	1M US L + 3.00%	07/15/2036	688,397
235,000	Series 2019-UES(f)	4.34%	05/05/2032	234,857
1,135,000	Series 2019-UES(e)(f)	4.45%	05/05/2032	1,061,963
915,000	Series 2021-MHC(e)(f)	1M US L + 2.45%	04/15/2026	915,601
	JP Morgan Mortgage Acquisition Corp.
3,900,000	Series 2005-WMC1(e)	1M US L + 0.90%	09/25/2035	3,805,832
213,363	Series 2006-CH2(n)	5.46%	09/25/2029	163,008
	JP Morgan Mortgage Acquisition Trust
3,658,463	Series 2006-RM1(e)	1M US L + 0.48%	08/25/2036	2,175,964
	JP Morgan Mortgage Trust
847,860	Series 2007-S3	6.00%	07/25/2037	599,976
	JP Morgan Resecuritization Trust
601,552	Series 2011-1(e)(f)	6.00%	06/26/2037	554,614
	JPMBB Commercial Mortgage Securities Trust
1,000,000	Series 2013-C12(e)	4.10%	06/15/2023	1,022,260
17,802,460	Series 2014-C24(e)(m)	0.86%	09/17/2047	334,576
1,110,000	Series 2014-C26(e)(f)	3.88%	12/15/2024	1,069,952
519,000	Series 2015-C27(e)	4.31%	02/15/2025	523,571
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(e)	3.65%	07/15/2027	502,785
	JPMDB Commercial Mortgage Securities Trust
421,000	Series 2020-COR7(e)	3.73%	03/13/2030	435,896
	Kestrel Aircraft Funding, Ltd.
504,572	Series 2018-1A(f)	4.25%	10/15/2025	492,028
	Laurel Road Prime Student Loan Trust
27,279,908	Series 2020-A(f)	0.00%	11/25/2050	2,238,071
	LB-UBS Commercial Mortgage Trust
67,401	Series 2006-C7(e)(f)(m)	0.44%	11/15/2038	37
	LCM 28, Ltd.
1,000,000	Series 2018-28A(e)(f)	3M US L + 5.75%	10/20/2030	964,693
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(e)(f)	3M US L + 5.60%	07/16/2031	466,824
	LCM XIV LP
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.75%	07/20/2031	972,962
750,000	Series 2018-14A(e)(f)	3M US L + 5.50%	07/20/2031	691,249
	LCM XVII LP
1,000,000	Series 2018-17A(e)(f)	3M US L + 6.00%	10/15/2031	929,500

Principal Amount/Description		Rate	Maturity	Value
	LCM XX LP
$1,000,000	Series 2018-20A(e)(f)	3M US L + 5.45%	10/20/2027	$980,616
	Legacy Mortgage Asset Trust
4,000,000	Series 2019-GS2(f)(n)	4.25%	01/25/2059	4,003,354
13,400,000	Series 2019-GS3(f)(n)	4.25%	04/25/2059	13,423,043
4,300,000	Series 2019-GS4(f)(n)	4.25%	05/25/2059	4,303,811
	Lehman Mortgage Trust
435,227	Series 2006-6	5.50%	10/25/2036	377,279
3,848,591	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	181,017
3,848,591	Series 2006-7(e)(m)	7.75% - 1M US L	11/25/2036	757,367
1,217,628	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	241,752
1,217,628	Series 2006-8(e)(m)	6.58% - 1M US L	12/25/2036	285,432
263,226	Series 2007-10	6.50%	01/25/2038	119,946
	MACH 1 Cayman, Ltd.
1,167,101	Series 2019-1(f)	3.47%	08/15/2026	1,144,915
	Madison Park Funding LII, Ltd.
500,000	Series 2021-52A(e)(f)	3M US L + 3.15%	01/22/2035	500,000
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.95%	10/22/2030	998,225
1,000,000	Series 2018-14A(e)(f)	3M US L + 5.80%	10/22/2030	968,716
	Madison Park Funding XLV, Ltd.
1,000,000	Series 2021-45A(e)(f)	3M US L + 3.15%	07/15/2034	999,991
	Madison Park Funding XXVI, Ltd.
500,000	Series 2017-26A(e)(f)	3M US L + 6.50%	07/29/2030	498,112
	Madison Park Funding XXXVIII, Ltd.
500,000	Series 2021-38A(e)(f)	3M US L + 6.00%	07/17/2034	496,671
	Master Asset Backed Securities Trust
4,530,637	Series 2006-NC3(e)	1M US L + 0.21%	10/25/2036	3,023,783
	MBRT
584,000	Series 2019-MBR(e)(f)	1M US L + 2.55%	11/25/2021	576,833
1,406,000	Series 2019-MBR(e)(f)	1M US L + 3.15%	11/25/2021	1,386,854
	Med Trust
830,000	Series 2021-MDLN(e)(f)	1M US L + 2.00%	11/15/2023	829,843
1,100,000	Series 2021-MDLN(e)(f)	1M US L + 5.25%	11/15/2023	1,096,243
	Merrill Lynch Alternative Note Asset Trust
687,858	Series 2007-F1	6.00%	03/25/2037	106,771
	Merrill Lynch Mortgage Investors Trust
10,305,636	Series 2006-RM3(e)	1M US L + 0.48%	06/25/2037	3,054,524
	MFT Trust
2,010,000	Series 2020-ABC(e)(f)	3.48%	02/10/2030	1,811,256
	MHC Commercial Mortgage Trust
675,000	Series 2021-MHC(e)(f)	1M US L + 2.60%	04/15/2026	675,630
	MKT Mortgage Trust
250,000	Series 2020-525M(e)(f)	2.94%	02/12/2030	229,915
	Morgan Stanley Bank of America Merrill Lynch Trust
2,701,326	Series 2012-C5(e)(f)(m)	1.34%	07/15/2022	6,664
602,000	Series 2015-C20(e)	4.45%	01/15/2025	617,120
822,000	Series 2015-C21(e)	4.14%	02/15/2025	757,424
350,000	Series 2015-C27(e)	4.50%	11/15/2025	357,009
1,292,000	Series 2016-C31(e)(f)	3.00%	10/15/2026	1,088,242
1,100,000	Series 2017-C34(f)	2.70%	10/15/2027	963,631
	Morgan Stanley Capital I
858,000	Series 2017-HR2(e)	4.22%	12/15/2027	904,951
	Morgan Stanley Capital I Trust
600,000	Series 2012-C4(e)(f)	5.41%	03/15/2022	598,015
1,252,492	Series 2016-UB11 XA(e)(m)	1.50%	08/15/2026	65,100

Principal Amount/Description		Rate	Maturity	Value
$576,000	Series 2017-CLS(e)(f)	1M US L + 2.60%	11/15/2034	$574,190
765,000	Series 2018-H4(f)	3.00%	12/15/2028	677,287
1,000,000	Series 2018-SUN(e)(f)	1M US L + 3.05%	07/15/2035	993,734
845,000	Series 2019-H7(f)	3.00%	07/15/2029	756,096
750,000	Series 2019-H7	4.13%	07/15/2029	778,066
826,000	Series 2021-L6(e)	3.46%	07/15/2031	840,933
10,249,000	Series 2021-L7(e)(f)(m)	0.92%	10/15/2031	836,513
	Morgan Stanley Mortgage Loan Trust
1,410,402	Series 2005-3AR(e)	2.33%	07/25/2035	1,318,657
2,752,121	Series 2006-11	6.00%	08/25/2036	2,384,489
684,537	Series 2006-7(e)	5.14%	06/25/2036	561,357
774,455	Series 2006-7	6.00%	06/25/2036	571,772
361,774	Series 2007-3XS(n)	5.70%	01/25/2047	189,353
	Morgan Stanley Re-REMIC Trust
89,168	Series 2011-R1(e)(f)	5.94%	02/26/2037	91,387
	Mosaic Solar Loan Trust
81,945	Series 2017-1A(f)	4.45%	06/20/2042	85,892
329,795	Series 2018-1A(f)	4.01%	08/20/2030	348,678
1,730,577	Series 2020-1A(f)	0.00%	04/20/2046	1,614,021
642,613	Series 2020-2A(f)	3.00%	06/20/2025	649,082
	MSCG Trust
1,918,000	Series 2018-SELF(e)(f)	1M US L + 3.05%	10/15/2037	1,910,132
	MVW 2021-1W LLC
1,064,254	Series 2021-1WA(f)	1.94%	01/22/2041	1,061,017
1,234,535	Series 2021-1WA(f)	3.17%	01/22/2041	1,228,279
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(f)	3.68%	11/17/2025	508,063
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,046,425	Series 2005-AP3(e)	5.32%	08/25/2035	686,340
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(e)(f)	3M US L + 6.80%	05/12/2031	1,485,045
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 8.09%	07/15/2030	935,245
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(e)(f)	3M US L + 7.25%	01/24/2033	1,994,107
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 2.85%	07/25/2030	490,927
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 7.00%	01/20/2035	500,009
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 6.75%	07/15/2034	991,278
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(e)(f)	3M US L + 6.60%	07/15/2036	991,568
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(e)(f)	3M US L + 6.75%	01/15/2033	626,176
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/17/2030	496,878
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/17/2030	972,168

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XXI, Ltd.
$1,000,000	Series 2019-1A(e)(f)	3M US L + 7.00%	02/14/2031	$996,196
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(e)(f)	3M US L + 1.90%	01/22/2030	966,421
500,000	Series 2018-1A(e)(f)	3M US L + 5.45%	01/22/2030	474,727
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.05%	10/20/2030	501,957
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 2.90%	07/02/2035	992,681
2,000,000	Series 2021-3A(e)(f)	3M US L + 6.25%	07/02/2035	1,996,073
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(e)(f)	3M US L + 6.25%	04/18/2033	1,986,703
	OHA Credit Funding 9, Ltd.
500,000	Series 2021-9A(e)(f)	3M US L + 2.94%	07/19/2035	496,324
	One Market Plaza Trust
688,000	Series 2017-1MKT(f)	4.14%	02/10/2032	684,856
	Pagaya AI Debt Selection Trust
2,500,000	Series 2020-3(f)	6.43%	05/17/2027	2,583,923
1,228,984	Series 2021-2(f)	3.00%	01/25/2029	1,229,466
2,000,000	Series 2021-5(f)	0.00%	08/15/2029	3,103,998
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW
5,000,000	Series 2005-WCW2(e)	1M US L + 0.98%	07/25/2035	4,883,170
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(e)	1M US L + 0.65%	12/25/2035	3,568,433
	PFP, Ltd.
624,000	Series 2019-5(e)(f)	1M US L + 2.00%	03/14/2022	623,908
	PR Mortgage Loan Trust
8,205,911	Series 2014-1(e)(f)	5.87%	10/25/2049	8,121,101
	Prime Mortgage Trust
5,128	Series 2006-1	5.50%	06/25/2036	5,133
61,842	Series 2006-DR1(f)	5.50%	05/25/2035	59,524
	Primose Funding LLC
980,000	Series 2019-1A(f)	4.48%	07/30/2026	1,008,696
	Progress Residential
2,500,000	Series 2021-SFR3(f)	4.75%	05/17/2026	2,456,798
	Progress Residential
6,900,000	Series 2021-SFR8(f)	4.01%	10/17/2026	6,845,076
	RBSGC Structured Trust
132,909	Series 2008-B(f)	6.00%	06/25/2037	131,423
	Residential Accredit Loans, Inc.
3,483,898	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	1,837,671
1,572,340	Series 2006-QS10	6.50%	08/25/2036	1,581,709
373,145	Series 2006-QS6	6.00%	06/25/2036	368,402
954,387	Series 2006-QS7	6.00%	06/25/2036	926,817
50,174	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	37,258
150,522	Series 2006-QS7(e)(m)	5.60% - 1M US L	06/25/2036	21,039
63,757	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	46,540
191,271	Series 2006-QS8(e)(m)	5.55% - 1M US L	08/25/2036	25,519
5,960	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	9,964
553,431	Series 2007-QS9	6.50%	07/25/2037	546,461
282,162	Series 2008-QR1	6.00%	08/25/2036	241,287
	Residential Asset Securitization Trust
411,057	Series 2006-A1	6.00%	04/25/2036	272,164
871,860	Series 2006-A2	6.00%	05/25/2036	527,426

Principal Amount/Description		Rate	Maturity	Value
$885,215	Series 2006-A6	6.50%	07/25/2036	$406,746
260,683	Series 2006-A8	6.00%	08/25/2036	221,877
150,501	Series 2006-A8	6.50%	08/25/2036	66,306
318,647	Series 2006-A8(e)(m)	5.90% - 1M US L	08/25/2036	76,545
1,339,638	Series 2007-A1	6.00%	03/25/2037	685,905
62,485	Series 2007-A6	6.00%	06/25/2037	49,326
2,589,320	Series 2007-A7	6.00%	07/25/2037	1,466,131
	Residential Funding Mortgage Securities I Trust
480,187	Series 2006-S3	5.50%	03/25/2036	454,747
95,037	Series 2006-S6	6.00%	07/25/2036	93,230
246,039	Series 2007-S3	6.00%	03/25/2037	219,356
133,865	Series 2007-S6	6.00%	06/25/2037	135,426
	RR 2, Ltd.
1,000,000	Series 2021-2A(e)(f)	3M US L + 5.80%	04/15/2036	981,589
	RR 6, Ltd.
1,000,000	Series 2021-6A(e)(f)	3M US L + 5.85%	04/15/2036	970,888
	Sapphire Aviation Finance I, Ltd.
2,277,491	Series 2018-1A(f)	5.93%	03/15/2025	1,948,954
	Sapphire Aviation Finance II, Ltd.
410,974	Series 2020-1A(f)	3.23%	03/15/2027	399,810
	Sequoia Mortgage Trust
1,292,613	Series 2007-3(e)	2.73%	07/20/2037	1,164,618
	SG Commercial Mortgage Securities Trust
1,854,000	Series 2016-C5	3.93%	06/10/2026	1,905,187
	Signal Rail I LLC
493,702	Series 2021-1(f)	2.23%	08/17/2051	487,616
	S-Jets, Ltd.
1,002,345	Series 2017-1(f)	3.97%	08/15/2025	961,107
	SLG Office Trust
1,100,000	Series 2021-OVA(f)	2.85%	07/15/2031	1,020,171
	SMB Private Education Loan Trust
318,931	Series 2018-B(e)(f)	1M US L + 0.72%	08/15/2027	320,225
968	Series 2021-A(f)	0.00%	01/15/2053	3,052,909
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(f)	0.00%	12/31/2049	2,759,380
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(f)	0.00%	01/25/2048	1,652,388
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(f)	0.00%	05/15/2046	2,104,217
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(f)	0.00%	02/25/2042	875,289
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(f)	3.61%	09/25/2040	309,128
	Sprite, Ltd.
292,209	Series 2017-1(f)	4.25%	12/15/2024	290,234
496,210	Series 2021-1(f)	3.75%	11/15/2028	492,174
	SREIT Trust
1,150,000	Series 2021-MFP2(e)(f)	1M US L + 3.9155%	11/15/2023	1,150,104
	Stack Infrastructure Issuer LLC
971,667	Series 2019-1A(f)	4.54%	02/26/2024	1,007,686
750,000	Series 2019-2A(f)	3.08%	10/25/2024	765,183

Principal Amount/Description		Rate	Maturity	Value
	Start, Ltd.
$647,397	Series 2018-1(f)	4.09%	05/15/2025	$639,192
736,408	Series 2019-1(f)	4.09%	03/15/2026	734,731
	Structured Adjustable Rate Mortgage Loan Trust
653,244	Series 2005-15(e)	2.94%	07/25/2035	487,020
	Structured Asset Securities Corp.
167,166	Series 2005-RF1(e)(f)	1M US L + 0.35%	03/25/2035	158,008
169,540	Series 2005-RF1(e)(f)(m)	4.46%	03/25/2035	20,779
	Sunnova Helios VII Issuer LLC
1,235,454	Series 2021-C(f)	2.63%	10/20/2028	1,238,626
	Sunnova Sol III Issuer LLC
1,460,779	Series 2021-1(f)	2.58%	04/30/2031	1,457,833
	Sunnova Sol Issuer LLC
952,367	Series 2020-1A(f)	3.35%	01/30/2030	980,538
	Sunrun Atlas Issuer LLC
1,185,642	Series 2019-2(f)	3.61%	10/30/2027	1,244,083
	TBW Mortgage-Backed Trust
1,394,780	Series 2006-2	7.00%	07/25/2036	360,262
	Thunderbolt Aircraft Lease, Ltd.
1,731,929	Series 2017-A(f)(n)	4.21%	04/15/2024	1,698,118
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(f)(n)	5.07%	09/15/2038	4,253,527
	TIF Funding II LLC
371,583	Series 2021-1A(f)	1.65%	02/20/2046	360,881
	TPGI Trust
800,000	Series 2021-DGWD(e)(f)	1M US L + 3.85%	06/15/2026	796,635
	Tricon Residential
3,700,000	Series 2021-SFR1(f)	4.13%	07/17/2026	3,632,427
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(e)(f)	3M US L + 4.15%	07/20/2032	1,691,742
	TRP - TRIP Rail Master Funding LLC
983,318	Series 2021-2(f)	2.15%	06/17/2027	979,938
	TTAN
742,657	Series 2021-MHC(e)(f)	1M US L + 2.90%	03/15/2026	738,343
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(e)(m)	0.36%	08/15/2050	825,642
650,000	Series 2017-C4(e)	4.24%	09/15/2027	683,891
520,000	Series 2018-C10(e)	5.09%	05/15/2028	556,439
928,000	Series 2018-C9(e)	4.88%	03/15/2028	1,000,563
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(e)(f)	4.08%	03/12/2046	1,827,202
	Upstart Pass-Through Trust
343,498	Series 2021-ST1(f)	2.75%	02/20/2027	345,160
730,355	Series 2021-ST2(f)	2.50%	04/20/2027	736,374
	Upstart Securitization Trust
250,000	Series 2020-3(f)	3.01%	11/20/2030	253,551
2,000	Series 2021-2	0.00%	06/20/2031	1,507,721
	US Auto Funding 2021-1
1,125,000	Series 2021-1A(f)	2.20%	05/15/2026	1,107,306
	Vault DI Issuer LLC
750,000	Series 2021-1A(f)	2.80%	07/15/2026	742,064
	VB-S1 Issuer LLC
500,000	Series 2020-1A(f)	3.03%	06/15/2025	514,181
	VCC
1,990,917	Series 2020-MC1(e)(f)	4.50%	06/25/2045	1,999,410
	Velocity Commercial Capital Loan Trust
407,652	Series 2018-2(e)(f)	4.05%	09/25/2024	420,035

Principal Amount/Description		Rate	Maturity	Value
$830,322	Series 2019-1(e)(f)	3.94%	01/25/2027	$855,577
359,142	Series 2019-1(e)(f)	4.01%	07/25/2027	367,378
295,346	Series 2019-1(e)(f)	4.12%	11/25/2027	297,741
1,406,099	Series 2021-2(e)(f)	4.92%	12/25/2030	1,378,631
	VOLT XCVI LLC
4,000,000	Series 2021-NPL5(f)(n)	4.83%	03/27/2051	3,964,471
	Wachovia Bank Commercial Mortgage Trust
24,702	Series 2006-C29(e)(m)	0.24%	11/15/2048	0
	Wachovia Mortgage Loan Trust, LLC Series Trust
266,543	Series 2005-B(e)	2.18%	10/20/2035	260,719
	Washington Mutual Alternative Mortgage Pass-Through Certificates
42,441	Series 2005-9	5.50%	11/25/2035	39,379
357,454	Series 2006-5	6.00%	07/25/2036	319,940
	Washington Mutual Mortgage Pass-Through Certificates Trust
624,574	Series 2006-2	6.00%	03/25/2036	640,594
	WAVE LLC
885,172	Series 2019-1(f)	3.60%	09/15/2027	880,627
1,048,461	Series 2019-1(f)	7.00%	09/15/2044	847,090
	Wells Fargo Alternative Loan Trust
281,648	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	226,576
281,745	Series 2007-PA2(e)(m)	6.07% - 1M US L	06/25/2037	29,815
139,307	Series 2007-PA3	5.75%	07/25/2037	141,188
392,790	Series 2007-PA3	6.25%	07/25/2037	392,184
	Wells Fargo Commercial Mortgage Trust
1,895,000	Series 2015-C28(e)	4.09%	05/15/2025	1,844,658
520,000	Series 2015-NXS4(e)	4.69%	11/15/2025	551,909
1,245,000	Series 2015-NXS4(e)	3.69%	11/15/2025	1,226,420
1,000,000	Series 2016-C33(f)	3.12%	03/15/2059	936,490
5,628,945	Series 2016-C37(e)(f)(m)	1.60%	12/15/2049	335,868
550,000	Series 2016-LC24	3.62%	09/15/2026	571,659
356,000	Series 2016-NXS6	3.81%	11/15/2049	370,942
523,000	Series 2018-C47(e)	4.93%	10/15/2028	543,493
613,000	Series 2020-C55	3.14%	02/15/2030	630,572
6,251,876	Series 2021-C59(e)(m)	1.55%	04/15/2054	699,926
830,000	Series 2021-C61	3.31%	07/15/2031	839,560
	WF-RBS Commercial Mortgage Trust
1,846,828	Series 2012-C9(e)(f)(m)	1.85%	11/15/2045	13,145
3,182,137	Series 2014-C21(e)(m)	1.02%	08/15/2047	67,352
3,941,088	Series 2014-C22(e)(m)	0.79%	09/15/2057	67,534
636,000	Series 2014-C23(e)(f)	4.00%	10/15/2057	627,740
	Willis Engine Structured Trust V
900,689	Series 2020-A(f)	3.23%	03/15/2028	879,423
	Willis Engine Structured Trust VI
2,761,197	Series 2021-A(f)	7.39%	05/15/2046	2,725,083
1,965,252	Zephyrus Capital Aviation Tl(e)	1M US L + 4.61%	10/15/2038	1,935,431

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $502,020,717)				477,036,142

U.S. GOVERNMENT BONDS AND NOTES - 10.89%
8,185,000	U.S. Treasury Bonds	1.38%	11/15/2031	8,083,966
80,000	U.S. Treasury Bonds	5.00%	05/15/2037	116,472

Principal Amount/Description		Rate	Maturity	Value
$7,080,000	U.S. Treasury Bonds	2.25%	05/15/2041	$7,440,638
9,080,000	U.S. Treasury Bonds	2.00%	11/15/2041	9,186,406
545,000	U.S. Treasury Bonds	2.75%	11/15/2042	621,343
5,900,000	U.S. Treasury Bonds	1.25%	05/15/2050	5,012,465
58,500,000	U.S. Treasury Bonds	1.63%	11/15/2050	54,521,543
505,000	U.S. Treasury Bonds	2.00%	08/15/2051	514,942
11,620,000	U.S. Treasury Bonds	1.88%	11/15/2051	11,531,034
710,000	U.S. Treasury Notes	0.13%	01/31/2023	707,657
21,270,000	U.S. Treasury Notes	0.13%	02/28/2023	21,186,083
15,720,000	U.S. Treasury Notes	0.13%	03/31/2023	15,649,383
12,130,000	U.S. Treasury Notes	0.13%	04/30/2023	12,066,507
905,000	U.S. Treasury Notes	0.50%	11/30/2023	901,606
11,290,000	U.S. Treasury Notes	0.75%	12/31/2023	11,293,087
20,600,000	U.S. Treasury Notes	1.00%	12/15/2024	20,624,945
7,760,000	U.S. Treasury Notes	0.38%	11/30/2025	7,526,291
1,035,000	U.S. Treasury Notes	1.25%	11/30/2026	1,034,515
12,720,000	U.S. Treasury Notes	1.25%	12/31/2026	12,708,075
10,040,000	U.S. Treasury Notes	0.50%	06/30/2027	9,609,378
775,000	U.S. Treasury Notes	1.50%	11/30/2028	778,270
15,040,000	U.S. Treasury Notes	1.38%	12/31/2028	14,976,550

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $227,528,125)				226,091,156

MORTGAGE-BACKED SECURITIES - 1.46%
	Fannie Mae Pool
5,259,971	Series 2021-	3.00%	10/01/2046	5,513,161
2,550,000	Series 2021-	3.00%	12/01/2048	2,666,707
2,298,642	Series 2021-	4.00%	05/01/2049	2,450,427
3,038,602	Series 2021-	4.00%	06/01/2049	3,253,508
2,703,980	Series 2021-	2.50%	12/01/2051	2,770,260
	Freddie Mac Pool
4,607,186	Series 2021-	2.00%	11/01/2050	4,654,723
991,723	Series 2021-	2.00%	11/01/2051	993,374
	Ginnie Mae II Pool
5,938,349	Series 2021-	2.50%	10/20/2051	6,152,135
1,745,144	Series 2021-	2.50%	11/20/2051	1,807,973

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $30,372,746)				30,262,268

MUNICIPAL BONDS - 0.01%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	275,677

TOTAL MUNICIPAL BONDS
(Cost $236,063)				275,677

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.97%
	Banc of America Funding
2,085,233	Series 2007-A(e)	1M US L + 0.42%	02/20/2047	2,025,942
	Banc of America Funding
1,955,658	Series 2014-R8(e)(f)	1M US L + 0.24%	12/26/2024	1,924,401
	Bear Stearns Structured Products, Inc.
8,250,955	Series 2008-R2(e)(f)	2.84%	06/25/2047	7,272,930
	Chase Mortgage Finance Trust
4,543,538	Series 2007-S4	6.00%	06/25/2037	2,871,433
	ChaseFlex Trust Series
4,252,907	Series 2007-M1(e)	1M US L + 0.23%	08/25/2037	3,762,228

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$99,522	Series 2009-12(f)	5.50%	11/25/2035	$93,210
304,344	Series 2009-4(e)(f)	5.48%	05/25/2035	305,368
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(e)(f)	1M US L + 4.10%	07/25/2039	5,091,946
	CSMC
900,000	Series 2021-NQM6(e)(f)	2.58%	07/25/2066	898,744
	Deephaven Residential Mortgage Trust
6,613,000	Series 2020-1(e)(f)	3.66%	03/25/2024	6,607,074
4,000,000	Series 2020-1(e)(f)	4.54%	03/25/2024	4,008,564
	Fannie Mae Interest Strip
7,800,485	Series 2014-419(m)	3.50%	04/25/2044	1,104,149
	Fannie Mae Pool
3,000,000	Series 2018	3.50%	04/01/2030	3,372,873
6,204,318	Series 2021-	2.00%	02/01/2051	6,223,875
11,344,479	Series 2021-	2.50%	09/01/2051	11,714,037
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	3,081,774
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	3,157,504
	Fannie Mae REMICS
6,943,141	Series 2014-1(e)(m)	5.90% - 1M US L	02/25/2044	1,264,997
7,956,190	Series 2015-54(e)(m)	6.15% - 1M US L	07/25/2045	1,496,003
2,855,842	Series 2020-45	3.00%	07/25/2040	2,960,093
10,065,348	Series 2020-74(e)(m)	4.10% - 30D US SOFR	10/25/2050	1,337,280
21,028,140	Series 2020-77(e)(m)	4.10% - 30D SOFR	11/25/2050	2,917,875
2,354,357	Series 2021-48(e)	3.65% - 30D US SOFR	08/25/2051	294,016
	Federal Home Loan Mortgage Corp. Pool
154,447	Series Pool #G01840	5.00%	07/01/2035	174,891
55,749	Series Pool #G04817	5.00%	09/01/2038	63,227
	Federal Home Loan Mortgage Corp. REMICS
754,540	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	908,415
142,797	Series 2005-R003	5.50%	10/15/2035	161,904
1,151,823	Series 2006-3244(e)(m)	6.66% - 1M US L	11/15/2036	248,313
54,889	Series 2007-3261(e)(m)	6.43% - 1M US L	01/15/2037	10,181
114,486	Series 2007-3262(e)(m)	6.40% - 1M US L	01/15/2037	13,112
469,497	Series 2007-3301(e)(m)	6.10% - 1M US L	04/15/2037	75,531
353,447	Series 2007-3303(e)(m)	6.10% - 1M US L	04/15/2037	66,007
64,735	Series 2007-3382(e)(m)	6.00% - 1M US L	11/15/2037	10,156
287,722	Series 2007-3384(e)(m)	6.31% - 1M US L	08/15/2036	59,417
98,646	Series 2007-3384(e)(m)	6.39% - 1M US L	11/15/2037	12,115
63,116	Series 2008-3417(e)(m)	6.18% - 1M US L	02/15/2038	7,887
134,976	Series 2008-3423(e)(m)	5.65% - 1M US L	03/15/2038	16,284
2,467,743	Series 2008-3423(e)(m)	6.00% - 1M US L	03/15/2038	14,441
1,205,510	Series 2009-3510(e)	6.75% - 1M US L	02/15/2037	183,133
297,134	Series 2009-3523(e)(m)	6.00% - 1M US L	04/15/2039	45,629
52,890	Series 2009-3524	3.41%	06/15/2038	55,391
7,735	Series 2009-3549(e)(m)	5.80% - 1M US L	07/15/2039	1,015
610,181	Series 2009-3560(e)	6.40% - 1M US L	11/15/2036	77,617
194,167	Series 2010-3641	4.50%	03/15/2040	216,392
295,156	Series 2010-3726(e)(m)	6.05% - 1M US L	09/15/2040	51,395
1,014,764	Series 2010-3728(e)(m)	4.45% - 1M US L	09/15/2040	119,394
83,392	Series 2010-3779	4.00%	12/15/2030	89,753
434,624	Series 2010-3779	3.50%	12/15/2030	461,660
283,598	Series 2010-3779	4.50%	12/15/2040	309,905
32,875	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	33,861
265,496	Series 2011-3808	3.50%	02/15/2031	280,227

Principal Amount/Description		Rate	Maturity	Value
$20,320	Series 2011-3809(e)	9.50% - 1M US L	02/15/2041	$23,021
597,705	Series 2011-3815(e)(m)	5.85% - 1M US L	02/15/2041	106,569
223,388	Series 2011-3824	3.50%	03/15/2031	237,181
309,240	Series 2011-3824(e)	7.10% - 1M US L	08/15/2036	64,609
348,122	Series 2011-3863	5.50%	08/15/2034	391,466
346,067	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	363,510
376,209	Series 2011-3871	5.50%	06/15/2041	428,082
367,237	Series 2011-3872(e)(m)	5.95% - 1M US L	06/15/2041	53,739
2,532,066	Series 2011-3910	5.00%	08/15/2041	2,832,782
1,665,755	Series 2011-3924(e)(m)	6.00% - 1M US L	09/15/2041	232,684
1,992,882	Series 2012-3(e)(m)	5.95% - 1M US L	02/25/2042	366,559
1,379,281	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	1,398,954
11,128,435	Series 2013-4218	2.50%	02/15/2043	11,073,230
2,265,594	Series 2013-4239	0.00%	07/15/2043	1,873,413
3,621,918	Series 2014-4413	3.50%	11/15/2044	3,725,706
3,681,633	Series 2015-4434	3.00%	02/15/2045	3,955,901
3,558,247	Series 2015-4440	2.50%	02/15/2045	3,603,173
	Federal National Mortgage Association Pool
42,990	Series Pool #555743	5.00%	09/01/2033	48,439
50,599	Series Pool #735382	5.00%	04/01/2035	57,172
139,980	Series Pool #735383	5.00%	04/01/2035	158,049
89,853	Series Pool #735484	5.00%	05/01/2035	101,476
22,885	Series Pool #AH4437	4.00%	01/01/2041	24,025
	Federal National Mortgage Association REMICS
43,998	Series 2004-46(e)	6.00% - 1M US L	03/25/2034	3,186
181,959	Series 2006-101(e)(m)	6.58% - 1M US L	10/25/2036	36,373
517,535	Series 2006-123(e)(m)	6.32% - 1M US L	01/25/2037	99,144
2,460,647	Series 2006-92(e)(m)	6.58% - 1M US L	10/25/2036	434,385
64,599	Series 2007-102(e)(m)	6.40% - 1M US L	11/25/2037	10,806
47,527	Series 2007-108(e)(m)	6.36% - 1M US L	12/25/2037	5,272
12,701	Series 2007-30(e)(m)	6.11% - 1M US L	04/25/2037	1,723
244,390	Series 2007-38(e)(m)	6.08% - 1M US L	05/25/2037	23,436
10,237	Series 2007-51(e)(m)	6.10% - 1M US L	06/25/2037	1,325
34,117	Series 2007-53(e)(m)	6.10% - 1M US L	06/25/2037	2,575
357,759	Series 2007-57(e)(m)	6.62% - 1M US L	10/25/2036	60,117
74,606	Series 2007-68(e)(m)	6.65% - 1M US L	07/25/2037	11,539
419,906	Series 2008-3(e)(m)	6.46% - 1M US L	02/25/2038	83,069
86,227	Series 2008-56(e)(m)	6.06% - 1M US L	07/25/2038	10,141
24,922	Series 2008-81	5.50%	09/25/2038	27,855
160,814	Series 2009-111	5.00%	01/25/2040	179,916
83,373	Series 2009-111(e)(m)	6.25% - 1M US L	01/25/2040	14,395
702,985	Series 2009-12(e)(m)	6.60% - 1M US L	03/25/2036	102,580
20,282	Series 2009-28(e)	6.00% - 1M US L	04/25/2037	2,727
192,548	Series 2009-41	4.50%	06/25/2039	205,926
56,854	Series 2009-42(e)(m)	6.00% - 1M US L	06/25/2039	6,679
107,981	Series 2009-47(e)(m)	6.10% - 1M US L	07/25/2039	15,732
51,992	Series 2009-62(e)(m)	6.10% - 1M US L	08/25/2039	5,082
48,783	Series 2009-66(e)	5.80% - 1M US L	02/25/2038	5,851
32,783	Series 2009-68(e)(m)	5.25% - 1M US L	09/25/2039	3,513
108,416	Series 2010-11(e)(m)	4.80% - 1M US L	02/25/2040	10,819
20,667	Series 2010-111(e)(m)	6.00% - 1M US L	10/25/2040	2,784
57,299	Series 2010-112	4.00%	10/25/2040	59,070
90,892	Series 2010-115(e)	6.60% - 1M US L	11/25/2039	15,876
1,256,970	Series 2010-115(e)(m)	6.00% - 1M US L	10/25/2040	230,360
2,858,660	Series 2010-123(e)(m)	6.05% - 1M US L	11/25/2040	527,702
470,134	Series 2010-15(e)(m)	4.95% - 1M US L	03/25/2040	61,984
35,181	Series 2010-34(e)(m)	4.93% - 1M US L	04/25/2040	3,819
41,533	Series 2010-4(e)(m)	6.23% - 1M US L	02/25/2040	6,188
39,031	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	43,089

Principal Amount/Description		Rate	Maturity	Value
$1,672,312	Series 2010-75	4.50%	07/25/2040	$1,836,207
137,593	Series 2010-9(e)(m)	4.75% - 1M US L	02/25/2040	12,327
34,680	Series 2010-9(e)(m)	5.30% - 1M US L	02/25/2040	4,035
7,166	Series 2010-90(e)(m)	6.00% - 1M US L	08/25/2040	868
208,622	Series 2011-16	3.50%	03/25/2031	221,291
294,272	Series 2011-25	3.00%	04/25/2026	303,638
235,223	Series 2011-29	3.50%	04/25/2031	247,480
87,473	Series 2011-5(e)	6.40% - 1M US L	11/25/2040	3,167
2,379,326	Series 2012-106(e)(m)	6.16% - 1M US L	10/25/2042	432,973
345,426	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	331,973
132,481	Series 2012-29(e)(m)	6.00% - 1M US L	04/25/2042	18,530
409,661	Series 2012-32(m)	5.00%	04/25/2042	63,838
2,091,483	Series 2012-65(e)(m)	5.98% - 1M US L	06/25/2042	342,764
847,731	Series 2018-21	0.00%	04/25/2048	778,842
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(e)(f)	4.36%	07/25/2026	5,951,864
5,000,000	Series 2021-GT2(e)(f)	4.44%	10/25/2026	5,009,585
	Freddie Mac Pool
6,573,601	Series 2021-	2.00%	09/01/2051	6,561,303
4,865,561	Series 2021-	3.00%	10/01/2051	5,049,388
	Freddie Mac REMICS
2,941,233	Series 2011-3972(e)(m)	5.90% - 1M US L	12/15/2041	453,576
2,606,666	Series 2020-5007(e)(m)	6.10% - 1M US L	08/25/2050	588,836
4,563,302	Series 2020-5041	2.00%	11/25/2050	476,654
11,570,567	Series 2021-5070(m)	3.50%	02/25/2051	1,672,704
	GCAT
1,500,000	Series 2021-NQM4(e)(f)	2.47%	08/25/2025	1,488,691
	Government National Mortgage Association
36,832	Series 2004-83(e)(m)	6.08% - 1M US L	10/20/2034	5,474
32,025	Series 2008-6(e)(m)	6.46% - 1M US L	02/20/2038	3,017
30,923	Series 2008-67(e)(m)	6.00% - 1M US L	08/20/2038	2,770
483,516	Series 2008-69(e)(m)	7.63% - 1M US L	08/20/2038	87,520
47,336	Series 2009-10(e)(m)	6.65% - 1M US L	02/16/2039	8,194
511,287	Series 2009-35	4.50%	05/20/2039	550,242
2,108,297	Series 2009-58(e)(m)	6.25% - 1M US L	06/20/2039	264,870
34,141	Series 2009-6(e)	5.95% - 1M US L	02/20/2038	2,683
984,086	Series 2009-75	5.00%	09/20/2039	1,098,008
2,312,574	Series 2010-121(e)(m)	6.00% - 1M US L	09/20/2040	394,725
40,677	Series 2010-61(e)(m)	6.55% - 1M US L	09/20/2039	5,835
70,535	Series 2010-98(e)	5.60%	03/20/2039	5,886
297,471	Series 2011-69	0.00%	05/20/2041	277,482
976,054	Series 2011-71	4.50%	02/20/2041	1,067,749
685,517	Series 2011-71(e)(m)	5.40% - 1M US L	05/20/2041	99,856
219,535	Series 2011-72(e)(m)	6.15% - 1M US L	05/20/2041	42,372
1,072,539	Series 2011-89(e)(m)	5.45% - 1M US L	06/20/2041	158,391
2,381,632	Series 2013-113(e)(m)	6.25% - 1M US L	03/20/2043	194,738
3,756,091	Series 2013-122(e)(m)	6.10% - 1M US L	08/16/2043	588,583
2,825,331	Series 2013-148(e)(m)	5.68% - 1M US L	10/16/2043	605,608
3,523,496	Series 2013-186(e)(m)	6.25% - 1M US L	02/16/2043	400,650
2,375,689	Series 2014-156(e)(m)	6.25% - 1M US L	10/20/2044	483,718
4,611,171	Series 2014-4(e)(m)	6.10% - 1M US L	01/16/2044	805,246
5,887,185	Series 2014-41(e)(m)	6.10% - 1M US L	03/20/2044	1,206,004
2,686,386	Series 2014-5(e)(m)	6.15% - 1M US L	07/20/2043	283,537
3,994,749	Series 2014-95(e)(m)	6.25% - 1M US L	06/16/2044	664,429
9,345,443	Series 2015-80(e)(m)	6.25% - 1M US L	06/20/2045	2,095,185
18,895,619	Series 2016-H21(e)(m)	2.10%	09/20/2066	1,323,506
7,361,259	Series 2018-97(e)(m)	6.20% - 1M US L	07/20/2048	1,044,740
13,407,427	Series 2019-22(e)	5.60% - 1M US L	02/20/2045	2,290,899
6,812,999	Series 2019-92(e)(m)	6.10% - 1M US L	07/20/2049	886,817
22,610,172	Series 2019-H10(e)(m)	1.04%	06/20/2069	1,287,197

Principal Amount/Description		Rate	Maturity	Value
$7,016,996	Series 2019-H18(e)(m)	1.14%	11/20/2069	$404,663
11,976,056	Series 2020-112(e)(m)	6.25% - 1M US L	08/20/2050	2,161,424
2,330,158	Series 2020-115	2.50%	08/20/2050	302,948
8,368,622	Series 2020-133(e)(m)	6.25% - 30D US SOFR	09/20/2050	1,907,556
20,158,877	Series 2020-146(e)(m)	3.75% - 1M US L	10/20/2050	2,368,489
15,890,242	Series 2020-146(e)(m)	6.30% - 1M US L	10/20/2050	2,664,277
15,511,518	Series 2020-167(e)(m)	3.75% - 1M US L	11/20/2050	1,559,786
8,933,282	Series 2020-175(e)(m)	6.30% - 1M US L	11/20/2050	1,854,643
5,745,535	Series 2020-188(e)	6.30% - 1M US L	11/20/2050	1,502,911
13,963,249	Series 2020-47(e)	6.00% - 1M US L	05/20/2044	2,323,127
24,180,880	Series 2020-H18(e)(m)	1.56%	09/20/2070	1,619,031
13,122,739	Series 2021-1(e)(m)	6.30% - 1M US L	01/20/2051	2,739,243
3,098,491	Series 2021-103(e)	3.25% - 30D US SOFR	04/20/2051	288,540
11,329,647	Series 2021-107(e)(m)	3.75% - 1M US L	06/20/2051	1,414,058
2,167,414	Series 2021-140	2.50%	08/20/2051	309,344
5,404,809	Series 2021-176(e)(m)	2.70% - 30D US SOFR	09/20/2051	264,599
29,598,740	Series 2021-59(e)(m)	2.60% - 30D US SOFR	04/20/2051	1,797,970
15,042,574	Series 2021-77(e)	3.75% - 1M US L	05/20/2051	1,542,808
7,394,140	Series 2021-89(e)(m)	3.75% - 1M US L	05/20/2051	911,426
11,960,548	Series 2021-97(e)(m)	3.75% - 1M US L	06/20/2051	1,522,922
36,709,749	Series 2021-97(e)(m)	3M US L + 2.44%	06/20/2051	1,900,882
39,015,822	Series 2021-H06(e)	0.49%	04/20/2071	1,331,551
15,179,569	Series 2021-H08(e)	0.41%	05/20/2071	437,915
	Homeward Opportunities Fund Trust
995,691	Series 2020-BPL1(f)(n)	5.44%	08/25/2025	1,017,955
	Impac CMB Trust
128,530	Series 2004-10(e)	1M US L + 0.70%	03/25/2035	117,534
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(e)(f)	3.45%	01/25/2057	998,506
	JP Morgan Resecuritization Trust
2,460,778	Series 2014-6(e)(f)	1M US L + 0.21%	07/27/2046	2,474,487
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(f)(n)	4.50%	11/25/2059	13,353,015
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(f)(n)	3.72%	10/25/2022	4,255,342
3,750,000	Series 2020-RTL1(f)(n)	4.95%	10/25/2022	3,769,703
1,300,000	Series 2021-RTL1(e)(f)	2.09%	09/25/2026	1,295,414
4,400,000	Series 2021-RTL1(e)(f)	4.46%	09/25/2026	4,340,850
1,500,000	Series 2021-RTL2(f)	4.61%	01/25/2024	1,497,493
	Morgan Stanley Mortgage Loan Trust
3,067,178	Series 2006-1AR(e)	1M US L + 0.28%	02/25/2036	2,228,175
	Morgan Stanley Residential Mortgage Loan Trust
415,280	Series 2020-RPL1(e)(f)	2.69%	10/25/2023	415,706
	NewRez Warehouse Securitization Trust
4,550,000	Series 2021-1(e)(f)	1M US L + 5.25%	05/25/2055	4,543,207
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(e)(f)	4.67%	01/26/2060	3,345,597
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(n)	4.21%	09/25/2022	3,505,885
	Verus Securitization Trust
2,300,000	Series 2019-INV3(e)(f)	3.28%	11/25/2059	2,326,136
1,500,000	Series 2021-4(e)(f)	2.20%	07/25/2066	1,475,445
1,400,000	Series 2021-6(e)(f)	4.05%	10/25/2066	1,402,246

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Series 2021-7(e)(f)	4.19%	10/25/2066	$1,944,710

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $325,606,754)				248,512,331

Shares/Description		Value
Warrants - 0.00%(b)(j)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(l)	0

TOTAL WARRANTS
(Cost $0)		0

Short-Term Investments - 10.98%
Money Market Fund - 10.98%
227,773,836	State Street Institutional Trust (7 Day Yield 0.01%)	227,773,836

TOTAL SHORT-TERM INVESTMENTS
(Cost $227,773,836)		227,773,836

TOTAL INVESTMENTS - 99.28%
(Cost $2,157,610,629)		$2,060,390,914
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.72%		14,985,762
NET ASSETS - 100.00%		$2,075,376,676

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2021 was 0.10%

3M US L - 3 Month LIBOR as of December 31, 2021 was 0.21%

6M US L - 6 Month LIBOR as of December 31, 2021 was 0.35%

1D SOFR - 1 Day SOFR as of December 31, 2021 was 0.05%

30D SOFR - 30 Day SOFR as of December 31, 2021 was 0.03%

1Y US TI - 1 Year TI as of December 31, 2021 was 0.39%

5Y US TI - 5 Year TI as of December 31, 2021 was 1.26%

10Y US TI - 10 Year TI as of December 31, 2021 was 1.52%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 9 to Notes to Quarterly Schedule of Investments.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of December 31, 2021, the aggregate fair value of those securities was $27,722,946, representing 1.34% of net assets.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $561,963,952, which represents approximately 27.08% of net assets as of December 31, 2021.
(g)	Security is currently in default.
(h)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Less than 0.005%.
(k)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(l)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(m)	Interest only securities.
(n)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2021.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 0.19%
947	DBI Investors, Inc.(a)(b)	$512
2,509	PHI Group, Inc.(a)(b)	65,585
795	Phi, Inc.(a)(b)	20,781
6	Toys R Us Propco Equity, Perpetual Maturity(b)	150

TOTAL COMMON STOCKS
(Cost $213,399)		87,028

PREFERRED STOCKS - 0.26%
116	DBI Investors Inc., (10.000%)(a)(b)(c)(d)	28
121	Sequa Corp., 7.000%(a)(b)(d)	121,000

TOTAL PREFERRED STOCKS
(Cost $132,040)		121,028

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 34.93%(e)
France - 0.41%
$191,000	Numericable U.S. LLC, First Lien - USD TLB-11 Term Loan	3M US L + 2.75%	07/31/2025	187,797

Germany - 0.83%
157,130	CTC AcquiCo GmbH, First Lien - Facility B2 Term Loan	3M US L + 2.75%	03/07/2025	155,755
228,834	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	229,298
				385,053
Great Britain - 2.67%
250,000	City Football Group Limited, TL	3M US L + 3.50%	07/09/2028	249,063
144,753	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	144,401
29,925	Entain Holdings (Gibraltar) Limited, TLB	3M US L + 2.50%	03/29/2027	29,895
246,875	Froneri International, Ltd., First Lien - Facility B2 Term Loan	1M US L + 2.25%	01/29/2027	244,126
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan	3M EUR L + 3.50%	10/30/2025	320,416
181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan	6M EUR L + 4.25%	10/24/2025	205,730
33,000	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	33,133
6,467	Paysafe Group Holdings II, Ltd., First Lien - Facility B1 Term Loan	3M US L + 3.25%, 0.50% Floor	06/10/2028	6,303
				1,233,067
Luxembourg - 1.47%
144,000	Altice Financing S.A., First Lien - October 2017 USD Term Loan	3M US L + 2.75%	01/31/2026	142,655
87,840	Icon Public, Ltd. Company, First Lien - Lux Term Loan	L + 2.50%, 0.50% Floor	07/01/2028	87,980
180,676	Intelsat Jackson Holdings SA, First Lien	3M US L + 4.75%, 1.00% Floor	07/13/2022	180,959
21,885	PRA Health Sciences, Inc., First Lien - U.S. Term Loan	L + 2.50%, 0.50% Floor	07/03/2028	21,920

Principal Amount/Description		Rate	Maturity	Value
$248,117	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	$246,566
				680,080
Netherlands - 1.61%
96,000	Flutter Entertainment plc, First Lien - USD Term Loan	3M US L + 2.25%	07/21/2026	95,779
283,418	Peer Holding III B.V., First Lien - Facility B Term Loan	3M EUR L + 3.00%	03/07/2025	320,402
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	325,751
				741,932
United States - 27.94%
234,475	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	233,324
50,000	Adavantage Sales & Marketing Inc., First Lien	3M US L + 5.25%	10/28/2027	50,119
125,000	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	125,482
125,000	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	124,751
52,868	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	52,801
43,890	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	44,055
54,863	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	53,268
28,000	ASP Blade Holdings, Inc. TLB 1L	1M US L + 4.00%	10/07/2028	28,035
50,000	ASP LS Acquisition Corp., First Lien	3M US L + 4.50%, 0.75% Floor	05/07/2028	50,117
246,258	AssuredPartners, Inc., First Lien	1M US L + 3.50%, 0.50% Floor	02/13/2027	246,220
246,426	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	246,181
100,000	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	98,417
141,349	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	140,584
99,750	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	99,952
75,000	Baldwin Risk Partners LLC, First Lien	1M US L + 3.50%, 0.50% Floor	10/14/2027	74,719
160,081	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	159,956
7,105	BCPE North Star US Holdco 2, Inc., First Lien	3M US L + 3.75%, 0.75% Floor	06/10/2028	7,100
37,895	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	37,863
242,500	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	242,258
243,163	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	241,693
7,322	BW Holding, Inc., First Lien	1M US L + 4.00%	12/14/2028	7,297
248,125	Calpine Corp., First Lien - 2020 Term Loan	1M US L + 2.50%	12/16/2027	246,832
233,655	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan	1M US L + 3.00%	10/30/2026	232,341
24,875	Carnival Corp., First Lien - Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	24,719
26,000	Carnival Corporation TLB 1L	6M US L + 3.25%	10/06/2028	25,827
177,018	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M US L + 3.75%, 0.75% Floor	12/01/2027	177,613

Principal Amount/Description		Rate	Maturity	Value
$246,835	CITGO Petroleum Corp., First Lien - 2019 Incremental B Term Loan	3M US L + 6.25%, 1.00% Floor	03/28/2024	$247,144
125,000	Consilio/Skopima 5/21 Cov-Lite TLB	1M US L + 4.00%	05/12/2028	124,388
15,833	CP Iris Holdco I, Inc., First Lien	L + 3.75%, 0.50% Floor	09/21/2028	15,833
3,167	CP Iris Holdco I, Inc., First Lien	1M US L + 3.75%, 0.50% Floor	10/05/2028	3,167
27,686	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	27,547
149,625	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	149,469
77,000	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	3M US L + 5.00%, 0.75% Floor	08/02/2027	77,170
26,000	Diversitech Holdings, Inc.	6M US L + 3.75%	12/15/2028	26,008
250,000	DRW Holdings LLC, First Lien - Initial Term Loan	1M US L + 3.75%	03/01/2028	249,610
34,000	Echo Global Logistics, Inc. TL 1L	1M US L + 3.75%	11/03/2028	33,919
78,000	Electron BidCo, Inc. TL 1L	3M US L + 3.25%	10/07/2028	77,910
50,000	Employbridge Holding Company, TLB	3M US L + 4.75%	07/14/2028	49,650
241,875	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	240,061
16,000	Freeport LNG 11/21TLB	6M US L + 3.50%	11/17/2028	15,868
54,000	Gray Television, Inc. TLD	6M US L + 4.00%	10/27/2028	53,804
248,125	Great Outdoors Group LLC, First Lien	1M US L + 4.25%, 0.75% Floor	03/05/2028	248,719
248,125	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	249,289
245,787	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	245,587
62,685	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	62,305
248,125	IRB Holding Corp., First Lien - Fourth Amendment Incremental Term Loan	3M US L + 3.25%, 1.00% Floor	12/15/2027	248,474
248,750	Ivanti Software, Inc., First Lien	1M US L+ 4.75%, 0.75% Floor	12/01/2027	249,449
110,075	KUEHG Corp, First Lien - B-3 Term Loan	3M US L + 3.75%, 1.00% Floor	02/21/2025	108,080
42,247	Life Time, Inc., First Lien - 2021 Refinancing Term Loan	3M US L + 4.75%, 1.00% Floor	12/16/2024	42,581
226,427	LMBE-MC Holdco II LLC, First Lien	3M US L + 4.00%, 1.00% Floor	12/03/2025	204,350
248,125	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	247,090
37,500	LTI Holdings, Inc., First Lien	L + 4.75%	07/24/2026	37,623
62,344	LTI Holdings, Inc., First Lien - Second Amendment Additional Term Loan	3M US L + 4.00%	07/24/2026	62,548
245,009	Lumen Technologies, Inc., First Lien - B Term Loan	1M US L + 2.25%	03/15/2027	242,542
45,885	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	45,961
55,827	Marcel LUX IV S.a.r.l., First Lien - Original Facility Term Loan	1M US L + 4.00%, 0.75% Floor	12/31/2027	55,896
27,678	Merion Rose Merger Sub, Inc. TL 1L	6M US L + 4.00%	12/08/2028	27,583
250,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	264,314
71,000	Mitchell International, Inc. TLB	1M US L + 3.75%	10/01/2028	70,689
135,000	MKS Instruments, Inc. TLB 1L	1M US L + 2.25%	10/20/2028	134,882
240,047	Natgasoline LLC, First Lien - Initial Term Loan	3M US L + 3.50%	11/14/2025	238,547
243,670	Olaplex, Inc., First Lien - Initial Term Loan	3M US L + 6.50%, 1.00% Floor	01/08/2026	244,280

Principal Amount/Description		Rate	Maturity	Value
$50,000	Oryx Midstream Services Permian Basin LLC, TLB, First Lien	L + 3.25%, 0.50% Floor	09/30/2028	$49,746
248,125	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	247,098
69,000	Parexel International Corp., First Lien	1M US L + 3.50%, 0.50% Floor	08/11/2028	69,095
59,000	Parkway Generation, LLC TLB 1L	1M US L + 4.75%	11/05/2028	58,723
99,241	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	99,352
33,000	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	33,039
37,000	Pre Paid Legal Services, Inc. TL	3M US L + 3.75%	12/07/2028	36,830
248,106	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	248,687
55,000	Proofpoint, Inc., First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/10/2028	54,858
245,625	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	241,020
100,000	QUIKRETE Holdings, Inc., First Lien - B-1 Fourth Amendment Term Loan	1M US L + 3.00%	02/21/2028	99,924
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	235,357
41,095	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	40,761
150,000	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	149,641
40,052	Secure Acquisition, Inc.	6M US L + 5.00%	12/15/2028	39,952
5,948	Secure Acquisition, Inc., First Lien	1M US L + 4.25%	12/16/2028	5,933
219,784	Shearer's Foods LLC, First Lien	3M US L + 3.50%, 0.75% Floor	09/23/2027	219,417
3,385	SM Wellness Holdings, Inc., First Lien	3M US L + 4.75%, 1.00% Floor	04/15/2028	3,379
40,615	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	40,539
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	249,414
149,250	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	149,913
211,539	St. George's University Scholastic Services LLC, First Lien	3M US L + 3.25%	07/17/2025	210,944
48,019	Standard Industries, Inc., First Lien - Initial Term Loan	3M US L + 2.50%, 0.50% Floor	09/22/2028	48,119
33,444	Sylvamo Corporation, TLB	1M US L+ 4.50%	08/18/2028	33,674
100,000	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	99,518
28,565	Tivity Health, Inc., TLB	L + 4.25%	06/24/2028	28,594
72,893	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	72,209
272,885	Uber Technologies, Inc., First Lien - 2021 Incremental Term Loan	1M US L + 3.50%	04/04/2025	273,377
102,931	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	102,655
247,505	UKG, Inc., First Lien	1M US L + 5.25%, 0.50% Floor	05/03/2026	246,627
49,750	United AirLines, Inc., First Lien - Class B Term Loan	3M US L + 3.75%, 0.75% Floor	04/21/2028	50,041
27,000	United Site 11/21 Cov-Lite	1M US L + 4.25%	11/04/2028	27,063
45,000	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	44,992
249,375	Verscend Holding Corp., First Lien - B-1 Term Loan	1M US L + 4.00%	08/27/2025	249,624
45,000	Vertex Aerospace Services Corp TL	3M US L + 4.00%	11/10/2028	44,989

Principal Amount/Description		Rate	Maturity	Value
$300,000	Virgin Media Bristol LLC, First Lien - Facility Q Term Loan	3M US L + 3.50%	01/31/2029	$300,306
65,000	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	65,195
83,000	Whatabrands LLC, First Lien - Initial B Term Loan	1M US L + 3.25%, 0.50% Floor	08/03/2028	82,825
247,332	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	242,602
370,289	Windstream Services II LLC, First Lien - Initial Term Loan	1M US L + 6.25%, 1.00% Floor	09/21/2027	372,024
129,970	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	129,320
				12,891,237

TOTAL BANK LOANS
(Cost $16,124,038)				16,119,166

HIGH YIELD DEBT- 61.00%
Australia - 0.36%
40,000	Mineral Resources, Ltd.(f)	8.13%	05/01/2027	43,200
120,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(f)	5.75%	04/30/2026	122,848
				166,048
Canada - 2.62%
80,000	Bombardier, Inc.(f)	7.50%	03/15/2025	81,599
80,000	Bombardier, Inc.(f)	7.13%	06/15/2026	83,096
45,000	Bombardier, Inc.(f)	6.00%	02/15/2028	45,200
110,000	Cascades, Inc./Cascades USA, Inc.(f)	5.38%	01/15/2028	113,038
75,000	Eldorado Gold Corp.(f)	6.25%	09/01/2029	76,372
20,000	Empire Communities Corp.(f)	7.00%	12/15/2025	20,723
20,000	First Quantum Minerals, Ltd.(f)	7.25%	04/01/2023	20,256
25,000	First Quantum Minerals, Ltd.(f)	6.50%	03/01/2024	25,340
85,000	GFL Environmental, Inc.(f)	5.13%	12/15/2026	88,504
35,000	GFL Environmental, Inc.(f)	4.75%	06/15/2029	35,360
70,000	GFL Environmental, Inc.(f)	4.38%	08/15/2029	69,450
150,000	goeasy, Ltd.(f)	4.38%	05/01/2026	152,783
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(f)	6.00%	09/15/2028	108,150
10,000	Intertape Polymer Group, Inc.(f)	4.38%	06/15/2029	10,015
110,000	Mercer International, Inc.	5.13%	02/01/2029	112,537
60,000	Precision Drilling Corp.(f)	7.13%	01/15/2026	61,199
25,000	Precision Drilling Corp.(f)	6.88%	01/15/2029	25,516
80,000	Strathcona Resources, Ltd.(f)	6.88%	08/01/2026	78,717
				1,207,855
France - 2.60%
100,000	Afflelou SAS(g)	4.25%	05/19/2026	116,081
120,000	Altice France SA(f)	5.50%	01/15/2028	119,271
55,000	Altice France SA(f)	5.13%	07/15/2029	53,746
100,000	Altice France SA(f)	4.25%	10/15/2029	113,426
100,000	Banijay Entertainment SASU(f)	3.50%	03/01/2025	114,700
100,000	Cab Selas(g)	3.38%	02/01/2028	114,110
100,000	Chrome Bidco SASU(f)	3.50%	05/31/2028	115,062
35,000	Iliad Holding SASU(f)	6.50%	10/15/2026	36,823
155,000	Iliad Holding SASU(f)	5.63%	10/15/2028	186,292
100,000	Kapla Holding Sas(g)	3.38%	12/15/2026	113,961
100,000	Paprec Holding SA(g)	3.50%	07/01/2028	115,683
				1,199,155

Principal Amount/Description		Rate	Maturity	Value
Germany - 1.80%
$100,000	Cheplapharm Arzneimittel GmbH(g)	4.38%	01/15/2028	$119,035
100,000	Gruenenthal GmbH(f)	4.13%	05/15/2028	117,694
100,000	IHO Verwaltungs GmbH(c)(g)	3.75% (4.50%)	09/15/2026	115,807
120,000	Nidda Healthcare Holding GmbH(g)	3.50%	09/30/2024	136,714
100,000	Renk AG/Frankfurt am Main(g)	5.75%	07/15/2025	118,432
100,000	TUI Cruises GmbH(g)	6.50%	05/15/2026	113,636
100,000	WEPA Hygieneprodukte GmbH(g)	2.88%	12/15/2027	108,442
				829,760
Great Britain - 2.62%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	137,594
100,000	Bellis Acquisition Co. PLC(f)	3.25%	02/16/2026	130,635
55,000	Connect Finco SARL / Connect US Finco LLC(f)	6.75%	10/01/2026	57,893
100,000	eG Global Finance PLC(g)	6.25%	10/30/2025	117,265
100,000	Pinnacle Bidco PLC	5.50%	02/15/2025	116,619
60,000	Rolls-Royce PLC(f)	5.75%	10/15/2027	66,414
100,000	Thames Water Kemble Finance PLC(g)	4.63%	05/19/2026	138,347
100,000	Victoria PLC	3.63%	08/24/2026	115,811
60,000	Virgin Media Finance PLC(f)	5.00%	07/15/2030	59,794
150,000	Vmed O2 UK Financing I PLC(f)	4.75%	07/15/2031	152,146
100,000	Vodafone Group PLC(e)	3.00% - 5Y EUR SWAP	08/27/2080	115,059
				1,207,577
Hong Kong - 0.19%
85,000	Seaspan Corp.(f)	5.50%	08/01/2029	85,969

Ireland - 0.55%
100,000	eircom Finance DAC	3.50%	05/15/2026	116,050
100,000	Virgin Media Vendor Financing Notes III DAC(f)	4.88%	07/15/2028	135,847
				251,897
Italy - 1.73%
100,000	Bormioli Pharma SpA(e)(g)	3M EUR L + 3.50%	11/15/2024	111,136
100,000	Brunello Bidco SpA(f)	3.50%	02/15/2028	113,029
100,000	Cedacri Mergeco SPA(e)(f)	3M EUR L + 4.625%	05/15/2028	114,358
100,000	Centurion Bidco SpA(g)	5.88%	09/30/2026	117,550
100,000	Gamma Bidco SpA(e)(g)	3M EUR L + 6.00%	07/15/2025	115,279
100,000	Guala Closures SpA(g)	3.25%	06/15/2028	112,143
100,000	Sofima Holding SpA(g)	3.75%	01/15/2028	113,360
				796,855
Jersey - 0.30%
100,000	AA Bond Co., Ltd.(g)	6.50%	01/31/2026	137,946

Luxembourg - 2.92%
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(f)	4.63%	06/01/2028	100,113
55,000	Altice Financing SA(f)	5.75%	08/15/2029	54,533
100,000	Altice Financing SA(f)	4.25%	08/15/2029	111,659
100,000	Altice France Holding SA(f)	4.00%	02/15/2028	108,869
100,000	ARD Finance SA(c)(f)	5.00% (5.75%)	06/30/2027	117,166
100,000	Cirsa Finance International Sarl(f)	4.50%	03/15/2027	111,786
100,000	Dana Financing Luxembourg Sarl(f)	3.00%	07/15/2029	115,378
70,000	EverArc Escrow Sarl(f)	5.00%	10/30/2029	70,157
100,000	Lincoln Financing SARL(g)	3.63%	04/01/2024	114,963
100,000	Matterhorn Telecom SA(g)	4.00%	11/15/2027	116,580
100,000	Summer BC Holdco B SARL(g)	5.75%	10/31/2026	118,894
85,000	Telecom Italia Capital SA	6.38%	11/15/2033	91,657

Principal Amount/Description		Rate	Maturity	Value
$100,000	Telenet Finance Luxembourg Notes SARL(g)	3.50%	03/01/2028	$116,915
				1,348,670
Netherlands - 3.51%
185,000	Diamond BC BV(f)	4.63%	10/01/2029	183,795
115,000	Energizer Gamma Acquisition BV(f)	3.50%	06/30/2029	127,051
100,000	OCI NV(f)	4.63%	10/15/2025	103,855
200,000	OI European Group BV(f)	4.75%	02/15/2030	203,002
100,000	Sigma Holdco BV(g)	5.75%	05/15/2026	105,445
100,000	Titan Holdings II BV(g)	5.13%	07/15/2029	113,511
100,000	Trivium Packaging Finance BV(f)	3.75%	08/15/2026	115,660
200,000	UPC Holding BV(f)	5.50%	01/15/2028	207,778
125,000	WP/AP Telecom Holdings IV BV(f)	3.75%	01/15/2029	144,108
45,000	Ziggo Bond Co. BV(f)	5.13%	02/28/2030	45,292
100,000	Ziggo Bond Co. BV(g)	3.38%	02/28/2030	111,299
145,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	161,384
				1,622,180
Spain - 1.00%
100,000	Grifols Escrow Issuer SA(f)	3.88%	10/15/2028	114,553
100,000	Grupo Antolin-Irausa SA(g)	3.38%	04/30/2026	110,982
100,000	Kaixo Bondco Telecom SA(f)	5.13%	09/30/2029	115,009
105,000	Lorca Telecom Bondco SA(f)	4.00%	09/18/2027	121,789
				462,333
Sweden - 0.49%
100,000	Intrum AB(g)	3.00%	09/15/2027	112,360
100,000	Verisure Midholding AB(g)	5.25%	02/15/2029	115,802
				228,162
United States - 40.31%
40,000	Academy, Ltd.(f)	6.00%	11/15/2027	42,728
135,000	Acadia Healthcare Co., Inc.(f)	5.50%	07/01/2028	142,093
10,000	Acadia Healthcare Co., Inc.(f)	5.00%	04/15/2029	10,290
70,000	Acuris Finance US, Inc. / Acuris Finance SARL(f)	5.00%	05/01/2028	69,756
70,000	Ahead DB Holdings LLC(f)	6.63%	05/01/2028	69,573
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(f)	5.88%	02/15/2028	47,762
80,000	Alliant Holdings Intermediate LLC(f)	5.88%	11/01/2029	81,506
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	110,300
60,000	American Airlines, Inc.(f)	11.75%	07/15/2025	74,106
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	93,340
80,000	American Finance Trust, Inc. / American Finance Operating Partner LP(f)	4.50%	09/30/2028	80,710
175,000	APX Group, Inc.(f)	6.75%	02/15/2027	183,941
70,000	APX Group, Inc.(f)	5.75%	07/15/2029	69,049
10,000	Aramark Services, Inc.(f)	6.38%	05/01/2025	10,463
115,000	Aramark Services, Inc.(f)	5.00%	02/01/2028	119,083
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(f)	6.88%	04/01/2027	47,295
105,000	Archrock Partners LP / Archrock Partners Finance Corp.(f)	6.25%	04/01/2028	109,635
105,000	Arconic Corp.(f)	6.13%	02/15/2028	111,917
85,000	Artera Services LLC(f)	9.03%	12/04/2025	90,019
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(f)	7.00%	11/01/2026	76,122
80,000	Ashland LLC(f)	3.38%	09/01/2031	79,515
55,000	Ashton Woods USA LLC / Ashton Woods Finance Co.(f)	4.63%	08/01/2029	54,396
150,000	AssuredPartners, Inc.(f)	5.63%	01/15/2029	146,126
65,000	At Home Group, Inc.(f)	4.88%	07/15/2028	64,131

Principal Amount/Description		Rate	Maturity	Value
$55,000	At Home Group, Inc.(f)	7.13%	07/15/2029	$54,115
71,000	Bausch Health Cos., Inc.(f)	6.13%	04/15/2025	72,408
65,000	Bausch Health Cos., Inc.(f)	4.88%	06/01/2028	66,418
60,000	Big River Steel LLC / BRS Finance Corp.(f)	6.63%	01/31/2029	64,958
35,000	Block Communications, Inc.(f)	4.88%	03/01/2028	35,053
55,000	BlueLinx Holdings, Inc.(f)	6.00%	11/15/2029	54,802
65,000	Brink's Co.(f)	5.50%	07/15/2025	67,665
45,000	Buckeye Partners LP(f)	4.50%	03/01/2028	45,406
85,000	Cablevision Lightpath LLC(f)	5.63%	09/15/2028	83,913
125,000	Caesars Entertainment, Inc.(f)	6.25%	07/01/2025	131,362
160,000	Calpine Corp.(f)	5.13%	03/15/2028	162,685
175,000	Carnival Corp.(f)	6.00%	05/01/2029	174,471
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.50%	05/01/2026	51,570
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.00%	02/01/2028	26,050
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.38%	06/01/2029	16,213
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	03/01/2030	125,013
130,000	Cedar Fair LP	5.25%	07/15/2029	133,446
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	68,106
3,000	ChampionX Corp.	6.38%	05/01/2026	3,131
80,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(f)	5.75%	03/01/2025	80,783
5,000	Cheniere Energy Partners LP(f)	3.25%	01/31/2032	5,060
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	95,881
25,000	Chesapeake Energy Corp.(f)	5.50%	02/01/2026	26,342
40,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	42,845
30,000	Chobani LLC / Chobani Finance Corp., Inc.(f)	7.50%	04/15/2025	30,916
30,000	CHS/Community Health Systems, Inc.(f)	8.00%	03/15/2026	31,570
60,000	CHS/Community Health Systems, Inc.(f)	5.63%	03/15/2027	63,573
160,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	170,853
15,000	CHS/Community Health Systems, Inc.(f)	4.75%	02/15/2031	15,156
65,000	Churchill Downs, Inc.(f)	5.50%	04/01/2027	67,015
10,000	Churchill Downs, Inc.(f)	4.75%	01/15/2028	10,367
145,000	CITGO Petroleum Corp.(f)	7.00%	06/15/2025	149,378
35,000	CITGO Petroleum Corp.(f)	6.38%	06/15/2026	35,561
30,000	Clean Harbors, Inc.(f)	5.13%	07/15/2029	31,876
65,000	Cleveland-Cliffs, Inc.(f)	6.75%	03/15/2026	68,895
70,000	Cleveland-Cliffs, Inc.(f)	4.63%	03/01/2029	71,504
30,000	Cleveland-Cliffs, Inc.(f)	4.88%	03/01/2031	31,211
75,000	Colgate Energy Partners III LLC(f)	7.75%	02/15/2026	81,250
35,000	Colgate Energy Partners III LLC(f)	5.88%	07/01/2029	36,099
34,000	CommScope Technologies LLC(f)	6.00%	06/15/2025	34,038
155,000	CommScope Technologies LLC(f)	5.00%	03/15/2027	145,080
30,000	CommScope, Inc.(f)	6.00%	03/01/2026	30,940
25,000	CommScope, Inc.(f)	7.13%	07/01/2028	24,598
30,000	CommScope, Inc.(f)	4.75%	09/01/2029	29,867
100,000	Compass Group Diversified Holdings LLC(f)	5.25%	04/16/2029	104,931
45,000	Compass Group Diversified Holdings LLC(f)	5.00%	01/15/2032	46,193
85,000	Comstock Resources, Inc.(f)	6.75%	03/01/2029	92,336
25,000	Comstock Resources, Inc.(f)	5.88%	01/15/2030	25,667
55,000	Consensus Cloud Solutions, Inc.(f)	6.50%	10/15/2028	57,553
70,000	Consolidated Communications, Inc.(f)	5.00%	10/01/2028	70,806
130,000	Coty, Inc.(f)	5.00%	04/15/2026	134,086
62,000	CrownRock LP / CrownRock Finance, Inc.(f)	5.63%	10/15/2025	63,467

Principal Amount/Description		Rate	Maturity	Value
$35,000	CrownRock LP / CrownRock Finance, Inc.(f)	5.00%	05/01/2029	$36,366
115,000	CSC Holdings LLC(f)	5.75%	01/15/2030	114,795
25,000	CSC Holdings LLC(f)	5.00%	11/15/2031	24,130
20,000	Cushman & Wakefield US Borrower LLC(f)	6.75%	05/15/2028	21,428
20,000	Dana, Inc.	5.38%	11/15/2027	21,006
30,000	Dana, Inc.	5.63%	06/15/2028	31,916
140,000	DaVita, Inc.(f)	4.63%	06/01/2030	143,578
30,000	DCP Midstream Operating LP(f)	6.45%	11/03/2036	39,302
20,000	DCP Midstream Operating LP	5.60%	04/01/2044	24,908
145,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(f)	5.88%	08/15/2027	148,654
35,000	DISH DBS Corp.	7.75%	07/01/2026	36,971
85,000	DISH DBS Corp.(f)	5.25%	12/01/2026	86,501
30,000	DISH DBS Corp.(f)	5.75%	12/01/2028	30,356
55,000	DISH DBS Corp.	5.13%	06/01/2029	50,139
35,000	Domtar Corp.(f)	6.75%	10/01/2028	35,983
55,000	DT Midstream, Inc.(f)	4.38%	06/15/2031	57,285
45,000	Edgewell Personal Care Co.(f)	5.50%	06/01/2028	47,827
65,000	Elastic NV(f)	4.13%	07/15/2029	64,416
80,000	Encompass Health Corp.	4.50%	02/01/2028	82,416
50,000	EnLink Midstream LLC(f)	5.63%	01/15/2028	52,073
60,000	EnLink Midstream Partners LP	5.05%	04/01/2045	57,987
15,000	EQM Midstream Partners LP(f)	4.50%	01/15/2029	15,622
70,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	74,136
50,000	Everi Holdings, Inc.(f)	5.00%	07/15/2029	50,582
10,000	FirstCash, Inc.(f)	4.63%	09/01/2028	10,009
100,000	FirstCash, Inc.(f)	5.63%	01/01/2030	102,079
35,000	FirstEnergy Corp.	5.35%	07/15/2047	41,706
30,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	31,771
195,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	201,203
35,000	Frontier Communications Holdings LLC(f)	6.75%	05/01/2029	36,454
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(f)	5.25%	12/01/2027	36,231
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	59,520
35,000	Goodyear Tire & Rubber Co.	5.25%	04/30/2031	38,098
65,000	Gray Escrow II, Inc.(f)	5.38%	11/15/2031	66,985
80,000	Great Lakes Dredge & Dock Corp.(f)	5.25%	06/01/2029	82,520
75,000	Greystar Real Estate Partners LLC(f)	5.75%	12/01/2025	76,411
60,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(f)	5.75%	01/20/2026	62,856
45,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(f)	4.63%	05/01/2028	44,295
100,000	Herc Holdings, Inc.(f)	5.50%	07/15/2027	104,121
105,000	Hertz Corp.(f)	4.63%	12/01/2026	105,796
75,000	Hess Midstream Operations LP(f)	5.63%	02/15/2026	77,334
5,000	Hess Midstream Operations LP(f)	5.13%	06/15/2028	5,214
50,000	Hess Midstream Operations LP(f)	4.25%	02/15/2030	49,710
135,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(f)	5.00%	06/01/2029	138,585
95,000	HLF Financing Sarl LLC / Herbalife International, Inc.(f)	4.88%	06/01/2029	93,352
45,000	HUB International, Ltd.(f)	7.00%	05/01/2026	46,295
55,000	HUB International, Ltd.(f)	5.63%	12/01/2029	56,746
100,000	Hunt Companies, Inc.(f)	5.25%	04/15/2029	98,644
40,000	IAA, Inc.(f)	5.50%	06/15/2027	41,490

Principal Amount/Description		Rate	Maturity	Value
$10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	$10,556
110,000	iHeartCommunications, Inc.(f)	5.25%	08/15/2027	114,521
170,000	II-VI, Inc.(f)	5.00%	12/15/2029	173,961
135,000	Imola Merger Corp.(f)	4.75%	05/15/2029	138,762
105,000	Intelsat Jackson Holdings SA(f)(h)	8.00%	02/15/2024	106,772
100,000	International Game Technology PLC	3.50%	06/15/2026	116,423
145,000	Iron Mountain, Inc.(f)	5.25%	03/15/2028	151,049
15,000	Iron Mountain, Inc.(f)	5.00%	07/15/2028	15,435
55,000	Iron Mountain, Inc.(f)	5.25%	07/15/2030	58,059
50,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp.(f)	5.00%	08/15/2028	51,331
90,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	132,521
40,000	Kraft Heinz Foods Co.	6.50%	02/09/2040	57,000
30,000	Kraft Heinz Foods Co.	4.88%	10/01/2049	37,758
125,000	LABL, Inc.(f)	5.88%	11/01/2028	129,063
45,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	45,947
70,000	LD Holdings Group LLC(f)	6.50%	11/01/2025	69,138
60,000	Leeward Renewable Energy Operations LLC(f)	4.25%	07/01/2029	60,689
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	76,768
20,000	Level 3 Financing, Inc.(f)	4.63%	09/15/2027	20,430
75,000	LFS Topco LLC(f)	5.88%	10/15/2026	77,516
165,000	Lumen Technologies, Inc.(f)	5.13%	12/15/2026	171,953
5,000	Lumen Technologies, Inc.(f)	4.50%	01/15/2029	4,845
63,000	Marriott Ownership Resorts, Inc.(f)	6.13%	09/15/2025	65,741
250,000	Mauser Packaging Solutions Holding Co.(f)	5.50%	04/15/2024	252,617
145,000	MEDNAX, Inc.(f)	6.25%	01/15/2027	151,882
60,000	Mercer International, Inc.	5.50%	01/15/2026	60,908
34,000	MGIC Investment Corp.	5.25%	08/15/2028	35,748
60,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	60,391
60,000	ModivCare Escrow Issuer, Inc.(f)	5.00%	10/01/2029	61,367
80,000	Mozart Debt Merger Sub, Inc.(f)	5.25%	10/01/2029	81,258
90,000	MPH Acquisition Holdings LLC(f)	5.50%	09/01/2028	91,374
75,000	MPH Acquisition Holdings LLC(f)	5.75%	11/01/2028	71,438
45,000	Murphy Oil Corp.	5.88%	12/01/2027	46,533
105,000	Nabors Industries, Ltd.(f)	7.25%	01/15/2026	97,234
30,000	Nabors Industries, Ltd.(f)	7.50%	01/15/2028	27,193
70,000	Nationstar Mortgage Holdings, Inc.(f)	5.75%	11/15/2031	69,748
35,000	NCR Corp.(f)	5.75%	09/01/2027	36,610
105,000	NCR Corp.(f)	5.13%	04/15/2029	108,886
80,000	NCR Corp.(f)	6.13%	09/01/2029	85,825
40,000	NCR Corp.(f)	5.25%	10/01/2030	41,160
35,000	New Enterprise Stone & Lime Co., Inc.(f)	9.75%	07/15/2028	37,500
115,000	New Enterprise Stone & Lime Co., Inc.(f)	5.25%	07/15/2028	116,783
35,000	Nexstar Media, Inc.(f)	5.63%	07/15/2027	36,939
80,000	Nexstar Media, Inc.(f)	4.75%	11/01/2028	81,646
130,000	NFP Corp.(f)	6.88%	08/15/2028	130,569
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,430
55,000	NuStar Logistics LP	6.38%	10/01/2030	61,134
35,000	Occidental Pete Oxy	4.20%	03/15/2048	35,057
65,000	Occidental Petroleum Corp.	4.50%	07/15/2044	67,049
55,000	Occidental Petroleum Corp.	4.40%	04/15/2046	56,479
25,000	Occidental Petroleum Corp.	4.40%	08/15/2049	25,350
50,000	Oceaneering International, Inc.	6.00%	02/01/2028	49,125
20,000	Olin Corp.	5.63%	08/01/2029	21,696
105,000	Olin Corp.	5.00%	02/01/2030	110,399
75,000	Olympus Water US Holding Corp.(f)	4.25%	10/01/2028	74,692
55,000	Olympus Water US Holding Corp.(f)	6.25%	10/01/2029	53,702

Principal Amount/Description		Rate	Maturity	Value
$90,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(f)	5.13%	04/30/2031	$94,183
90,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(f)	7.25%	02/01/2028	96,882
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	6.25%	06/15/2025	36,435
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	5.00%	08/15/2027	20,491
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	4.25%	01/15/2029	35,117
50,000	Owens & Minor, Inc.(f)	4.50%	03/31/2029	51,322
105,000	Pactiv Evergreen Group Issuer LLC(f)	4.38%	10/15/2028	104,372
220,000	Par Pharmaceutical, Inc.(f)	7.50%	04/01/2027	225,155
75,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	4.88%	05/15/2029	76,802
65,000	PDC Energy, Inc.	5.75%	05/15/2026	67,253
75,000	Performance Food Group, Inc.(f)	5.50%	10/15/2027	78,357
25,000	PG&E Corp.	5.00%	07/01/2028	26,340
95,000	PG&E Corp.	5.25%	07/01/2030	99,797
155,000	Pike Corp.(f)	5.50%	09/01/2028	155,574
50,000	Powdr Corp.(f)	6.00%	08/01/2025	52,148
10,000	Prestige Brands, Inc.(f)	5.13%	01/15/2028	10,427
220,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(f)	6.25%	01/15/2028	229,741
110,000	Primo Water Holdings, Inc.(g)	3.88%	10/31/2028	128,334
45,000	QVC, Inc.	4.75%	02/15/2027	46,323
80,000	Railworks Holdings LP / Railworks Rally, Inc.(f)	8.25%	11/15/2028	82,514
85,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	7.63%	06/15/2025	90,185
10,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.75%	01/15/2029	10,265
95,000	Renewable Energy Group, Inc.(f)	5.88%	06/01/2028	97,746
95,000	RHP Hotel Properties LP / RHP Finance Corp.	4.75%	10/15/2027	96,995
70,000	Rockcliff Energy II LLC(f)	5.50%	10/15/2029	72,217
90,000	Rocket Software, Inc.(f)	6.50%	02/15/2029	87,930
95,000	Royal Caribbean Cruises, Ltd.(f)	5.50%	04/01/2028	96,262
20,000	Sabre GLBL, Inc.(f)	9.25%	04/15/2025	22,623
50,000	Sabre GLBL, Inc.(f)	7.38%	09/01/2025	52,318
100,000	Scientific Games International, Inc.(g)	3.38%	02/15/2026	115,203
135,000	SCIL IV LLC / SCIL USA Holdings LLC(f)	5.38%	11/01/2026	138,713
85,000	Scripps Escrow II, Inc.(f)	5.38%	01/15/2031	86,508
100,000	SeaWorld Parks & Entertainment, Inc.(f)	5.25%	08/15/2029	101,976
35,000	SEG Holding LLC / SEG Finance Corp.(f)	5.63%	10/15/2028	36,714
35,000	Shea Homes LP / Shea Homes Funding Corp.(f)	4.75%	02/15/2028	35,841
5,000	Sirius XM Radio, Inc.(f)	5.50%	07/01/2029	5,396
80,000	Six Flags Entertainment Corp.(f)	5.50%	04/15/2027	82,880
30,000	Six Flags Theme Parks, Inc.(f)	7.00%	07/01/2025	32,072
20,000	Southwestern Energy Co.	7.75%	10/01/2027	21,595
40,000	Southwestern Energy Co.	8.38%	09/15/2028	44,705
100,000	Spectrum Brands, Inc.(f)	5.00%	10/01/2029	105,022
120,000	Station Casinos LLC(f)	4.63%	12/01/2031	121,189
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	41,436
15,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	15,671
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	20,636

Principal Amount/Description		Rate	Maturity	Value
$30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	$31,659
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	109,418
180,000	Tenet Healthcare Corp.(f)	6.25%	02/01/2027	186,544
15,000	Tenet Healthcare Corp.(f)	5.13%	11/01/2027	15,642
20,000	Tenet Healthcare Corp.(f)	6.13%	10/01/2028	21,165
70,000	Thor Industries, Inc.(f)	4.00%	10/15/2029	69,388
65,000	TMS International Corp.(f)	6.25%	04/15/2029	64,766
105,000	TransDigm, Inc.(f)	8.00%	12/15/2025	110,905
70,000	TransDigm, Inc.(f)	6.25%	03/15/2026	72,845
30,000	TransDigm, Inc.	5.50%	11/15/2027	30,953
110,000	TransDigm, Inc.	4.63%	01/15/2029	109,834
10,000	Tronox, Inc.(f)	6.50%	05/01/2025	10,579
80,000	Uber Technologies, Inc.(f)	7.50%	05/15/2025	84,172
70,000	Uber Technologies, Inc.(f)	7.50%	09/15/2027	76,265
20,000	Uber Technologies, Inc.(f)	6.25%	01/15/2028	21,498
100,000	Unifrax Escrow Issuer Corp.(f)	5.25%	09/30/2028	101,270
55,000	Univar Solutions USA, Inc./Washington(f)	5.13%	12/01/2027	57,469
15,000	Univision Communications, Inc.(f)	9.50%	05/01/2025	16,047
115,000	Univision Communications, Inc.(f)	6.63%	06/01/2027	124,029
40,000	US Foods, Inc.(f)	6.25%	04/15/2025	41,693
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	62,466
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	31,719
20,000	Venture Global Calcasieu Pass LLC(f)	3.88%	08/15/2029	20,783
30,000	Venture Global Calcasieu Pass LLC(f)	4.13%	08/15/2031	31,852
80,000	Vertiv Group Corp.(f)	4.13%	11/15/2028	80,937
65,000	Vine Engergy Holdings LLC(f)	6.75%	04/15/2029	70,639
65,000	Vistra Operations Co. LLC(f)	5.00%	07/31/2027	67,539
115,000	VM Consolidated, Inc.(f)	5.50%	04/15/2029	115,738
145,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	152,568
140,000	Western Midstream Operating LP	5.50%	08/15/2048	167,437
95,000	WR Grace Holdings LLC(f)	4.88%	06/15/2027	97,696
60,000	WR Grace Holdings LLC(f)	5.63%	08/15/2029	61,575
155,000	Xerox Holdings Corp.(f)	5.00%	08/15/2025	164,463
55,000	Xerox Holdings Corp.(f)	5.50%	08/15/2028	58,051
				18,601,369

TOTAL HIGH YIELD DEBT
(Cost $27,789,301)				28,145,776

Shares/Description		Value
RIGHTS - 0.00%(b)(i)
198	DBI Investors, Inc., Strike Price 11.50, Expires 12/31/2049(a)	26

TOTAL RIGHTS
(Cost $11,231)		26

WARRANTS - 0.01%(b)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
11	Toys R Us Propco Warrant, Strike Price 11.50, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.00, Expires 12/31/2049	3,970

TOTAL WARRANTS
(Cost $106,180)		3,970

Shares/Description		Value
SHORT-TERM INVESTMENTS - 3.55%
1,638,890	State Street Institutional Trust (7 Day Yield 0.01%)	$1,638,890

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,638,890)		1,638,890

TOTAL INVESTMENTS - 99.94%
(Cost $46,015,079)		46,115,884
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.11%		50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(21,625)
NET ASSETS - 100.00%		$46,144,259

Investment Abbreviations:
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

Libor Rates:
1M US L - 1 Month LIBOR as of December 31, 2021 was 0.10%
3M US L - 3 Month LIBOR as of December 31, 2021 was 0.21%
6M US L - 6 Month LIBOR as of December 31, 2021 was 0.34%
3M EUR L - 3 Month EURIBOR as of December 31, 2021 was -0.57%
6M EUR L - 6 Month EURIBOR as of December 31, 2021 was -0.55%
5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of December 31, 2021 was -0.25%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $20,910,545, which represents approximately 45.32% of net assets as of December 31, 2021.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of December 31, 2021, the aggregate fair value of those securities was $3,631,833, representing 7.87% of net assets.
(h)	Security is currently in default.
(i)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2021	Fund Delivering	U.S. $ Value at December 31, 2021	Unrealized Appreciation

State Street Corporation	1/7/2022	GBP	145,716	USD	142,761	$2,955
						$2,955

State Street Corporation	1/7/2022	USD	5,889,672	EUR	5,908,119	(18,447)
State Street Corporation	1/7/2022	USD	827,820	GBP	841,295	(13,475)
State Street Corporation	1/7/2022	USD	863,848	EUR	866,554	(2,706)
State Street Corporation	1/7/2022	USD	329,680	GBP	335,046	(5,366)
State Street Corporation	1/7/2022	USD	307,625	EUR	310,548	(2,923)
						$(42,917)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

December 31, 2021 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2021.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2021 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$54,700,252	$5,242	$–	$54,705,494
Business Development Companies	910,883	–	–	910,883
Common Stocks	6,856,345	–	–	6,856,345
Exchange Traded Funds	830,791	–	–	830,791
Preferred Stocks	396,183	–	–	396,183
Business Development Company Notes	1,993,947	1,600,552	–	3,594,499
Convertible Corporate Bonds	–	1,957,342	–	1,957,342
Rights	3,091	–	–	3,091
Warrants	109,822	–	–	109,822
Short-Term Investments	12,863,254	–	–	12,863,254
Total	$78,664,568	$3,563,136	$–	$82,227,704

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$251,160,241	$–	$–	$251,160,241
Business Development Companies	11,355,064	–	–	11,355,064
Common Stocks	158,698,289	–	–	158,698,289
Open-End Funds	32,911,690	–	–	32,911,690
Preferred Stocks	–	191,042	–	191,042
Business Development Company Notes	8,364,976	5,845,054	–	14,210,030
Foreign Corporate Bonds	–	89,512,791	–	89,512,791
U.S. Corporate Bonds	–	144,317,638	–	144,317,638
Convertible Corporate Bonds	–	16,870,648	–	16,870,648
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	21,320,920	–	21,320,920
Bank Loans	–	43,149,800	–	43,149,800
Collateralized Loan Obligations	–	66,741,351	–	66,741,351
Equity – Linked Notes	–	–	–	–
Non-Agency Collateralized Mortgage Obligations	–	477,036,142	–	477,036,142
U.S. Government Bonds and Notes	–	226,091,156	–	226,091,156
Mortgage-Backed Securities	–	30,262,268	–	30,262,268
Municipal Bonds	–	275,677	–	275,677
U.S. Government / Agency Mortgage Backed Securities	–	248,512,331	–	248,512,331
Warrants	–	–	–	–
Short-Term Investments	227,773,836	–	–	227,773,836
Total	$690,264,096	$1,370,126,818	$–	$2,060,390,914

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$150	$86,878	$87,028
Preferred Stocks	–	–	121,028	121,028
Bank Loans	–	16,119,166	–	16,119,166
High Income Fund (continued)
High Yield Debt	–	28,145,776	–	28,145,776
Rights	–	–	26	26
Warrants	$–	$3,970	$–	$3,970
Short-Term Investments	1,638,890	–	–	1,638,890
Total	$1,638,890	$44,269,062	$207,932	$46,115,884

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$2,955	$–	$2,955
Liabilities
Forward Foreign Currency Contracts	$–	$(42,917)	$–	$(42,917)
Total	$–	$(39,962)	$–	$(39,962)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2021	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Balance as of December 31, 2021	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2021
Common Stocks	$75,753	$-	$11,124	$-	$-	$86,877	$11,124
Preferred Stocks	117,022	-	6	4,000	-	121,028	5
Rights	28	-	(2)	-	-	26	(2)
	$192,803	$-	$11,128	$4,000	$-	$207,931	$11,127

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
				Value/Range (Weighted Average)
Common Stocks	$86,877	Market Comparable Companies	EBITDA Multiple	6.0x – 7.0x
			Revenue Multiple	0.25x-0.35x
Preferred Stocks	121,028	Market Comparable Companies	EBITDA Multiple	12.5x-13.00x
			Company Provided Financial Information	N/A
Rights	26	Market Comparable Companies	Revenue Multiple	0.25x-0.35x
			Company Provided Financial Information	N/A

Unobservable Input
	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Revenue Multiple	Increase	Decrease
Liquidity Discount	Decrease	Increase

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2021, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At December 31, 2021, the High Income Fund had $638,780 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2021 were as follows:

Strategic Income Fund

Security Name	Value as of September 30, 2021	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Value as of December 31, 2021	Share Balance as of December 31, 2021	Distributions
Controlled Investments:
RiverNorth/Oaktree High Income Fund	$32,734,160	$311,702	$-	$(134,172)	$-	$32,911,690	3,468,880	$311,702
	$32,734,160			$(134,172)	$-	$32,911,690	3,468,880	$311,702